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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-6114

American Performance Funds

(Exact name of registrant as specified in charter)

BISYS Fund Services 3435 Stlezer Rd. Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services 3435 Stlezer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-762-7085

Date of fiscal year end: 8/31/05

Date of reporting period: 11/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

AMERICAN PERFORMANCE FUNDS

U.S. Treasury Fund
Schedule of Portfolio Investments	November 30, 2004
(Unaudited)

Principal Amount	Security Description	Value
U.S. Treasury Notes (4.1%):
30,000,000	1.75%, 12/31/04	$30,011,073

Total U.S. Treasury Notes (Amortized Cost $30,011,073)		30,011,073

Repurchase Agreements (96.0%):
115,000,000	Deutsche Bank, 1.95%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $115,006,229.17, collateralized by U.S. Treasury Note, 3.88%, 5/15/09, fair value $117,300.052.27)	115,000,000
103,659,589	JPMorgan Chase & Co., 1.94%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $103,665,174.83, collateralized by U.S. Treasury Securities, (1.63% - 4.75%), (9/30/05 - 5/15/14), fair value $105,735,669.75)	103,659,589
135,000,000	Merrill Lynch & Co., 1.85%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $135,006,937.50, collateralized by U.S. Government Securities, (0.00% - 8.06%), (12/28/04 - 7/24/18), fair value $137,700,604.97)	135,000,000
110,000,000	Morgan Stanley Dean Witer & Co., 1.92%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $110,005,866.67, collateralized by U.S. Treasury Note, 1.87%, 7/15/13, fair value $112,200,209.40)	110,000,000
115,000,000	SG Cowen, 1.95%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $115,006,229.17, collateralized by U.S. Treasury Securities, (1.63% - 8.00%), (4/30/05 - 2/15/31), fair value $117,300,242.75)	115,000,000
125,000,000	UBS Warburg, 2.05%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $125,007,118.06, collateralized by U.S. Government Securities, (2.46% - 7.50%), (09/17/15 - 11/20/33), fair value $127,502,316.98)	125,000,000

Total Repurchase Agreements (Amortized Cost $703,659,589)		703,659,589

Total Investments (Amortized Cost $733,670,662) (a) - 100.1%		733,670,662
Liabilities in excess of other assets - (0.1)%		(781,284)

NET ASSETS - 100.0%		$732,889,378

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Institutional U.S. Treasury Fund
Schedule of Portfolio Investments	November 30, 2004
(Unaudited)

Principal Amount	Security Description	Value
U.S. Treasury Notes (3.9%):
$10,000,000	1.75%, 12/31/04	$10,003,691

Total U.S. Treasury Notes		10,003,691

Repurchase Agreements (96.2%):
45,000,000	Deutsche Bank, 1.95%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $45,002,437.50, collateralized by U.S. Treasury Note, 3.88%, 5/15/09, fair value $45,900,020.45)	45,000,000
40,192,861	JP Morgan Chase & Co., 1.94%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $40,195,027.21, collateralized by U.S. Treasury Securities, (1.63%-4.75%), (9/30/05-5/15/14), fair value $40,997,838.76)	40,192,861
25,000,000	Merrill Lynch & Co., 1.85%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $25,001,284.72, collateralized by U.S. Government Securities, (0.00%-8.06%), (12/28/04-7/24/18), fair value $25,500,112.03)	25,000,000
45,000,000	Morgan Stanley Dean Witer & Co., 1.92%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $45,002,400.00, collateralized by U.S. Treasury Note, 1.87%, 7/15/13, fair value $45,900,085.66)	45,000,000
45,000,000	SG Cowen, 1.95%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $45,002,437.50, collateralized by U.S. Treasury Securities, (1.63%-8.00%), 4/30/05-2/15/31), fair value $45,900,094.99)	45,000,000
45,000,000	UBS Warburg, 2.05%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $45,002,562.50, collateralized by U.S. Government Securities, (2.46%-7.50%), (09/17/15-11/20/33), fair value $45,900,834.11)	45,000,000

Total Repurchase Agreements		245,192,861

Total Investments (Cost $255,196,552) (a) - 100.1%		255,196,552
Liabilities in excess of other assets - (0.1)%		(271,671)

NET ASSETS - 100.0%		$254,924,881

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Cash Management Fund
Schedule of Portfolio Investments	November 30, 2004
(Unaudited)

Principal Amount	Security Description	Value
Commercial Paper** (20.4%):
Banking (5.4%):
1,500,000	ABN AMRO National Finance Corp., 2.03%, 12/17/04	$1,498,647
5,439,000	ABN AMRO National Finance Corp., 2.15%, 1/24/05	5,421,541
15,000,000	Rabobank USA, 2.03%, 12/15/04	14,988,217
15,000,000	UBS Finance, 2.07%, 12/1/04	14,999,999

		36,908,404

Beverages (0.4%):
3,000,000	Coca Cola Co., 1.87%, 12/7/04	2,999,065

Consumer Products (2.9%):
10,000,000	Colgate Palmolive, 2.08%, 12/27/04 (b)	9,984,977
10,000,000	Procter & Gamble Co., 1.95%, 1/12/05 (b)	9,977,367

		19,962,344

Financial Services (9.5%):
9,700,000	Barclays US Funding, 1.88%, 12/21/04	9,689,923
15,000,000	Citigroup Global, 2.02%, 12/10/04	14,992,425
15,000,000	General Electric Capital Corp., 2.12%, 2/2/05	14,944,613
15,000,000	Nestle Capital Corp., 1.83%, 12/13/04 (b)	14,990,900
10,000,000	Unilever Capital Corp., 1.83%, 12/6/04 (b)	9,997,472

		64,615,333

Insurance (2.2%):
7,000,000	AIG Funding, Inc., 2.02%, 12/8/04	6,997,257
8,000,000	AIG Funding, Inc., 2.08%, 12/22/04	7,990,294

		14,987,551

Total Commercial Paper		139,472,697

Corporate Bonds (2.9%):
Financial Services (2.9%):
10,000,000	American Express Credit, 2.19%*, 10/26/05	10,005,359
6,000,000	Bear Stearns Co., Inc., 2.57%*, 4/26/05	6,011,844
4,000,000	Bear Stearns Co., Inc., 2.62%*, 7/15/05	4,014,683

Total Corporate Bonds		20,031,886

U.S. Government Agencies (45.5%):
Fannie Mae (17.4%):
5,000,000	1.78%*, 12/13/04	5,000,027
5,000,000	2.08%*, 12/27/04	4,999,919
7,000,000	1.96%*, 1/18/05	6,999,980
5,000,000	2.02%*, 1/28/05	4,999,771
10,000,000	1.50%*, 2/15/05	9,998,725
4,497,000	7.13%, 2/15/05	4,545,855
10,000,000	3.88%, 3/15/05	10,048,397
10,000,000	1.99%*, 4/15/05	9,998,947

5,000,000	1.75%, 5/23/05	5,000,000
10,000,000	2.04%*, 7/26/05	9,999,344
10,000,000	1.55%, 7/29/05	9,948,144
640,000	6.77%, 9/1/05	660,634
10,000,000	2.32%, 9/12/05	9,999,999
5,000,000	1.88%, 9/15/05	4,978,011
2,000,000	2.88%, 10/15/05	2,006,784
10,000,000	2.03%*, 10/21/05	9,996,598
5,000,000	2.25%, 11/18/05	5,000,000
4,530,000	1.81%, 12/23/05	4,478,683

		118,659,818

Federal Farm Credit Bank (1.2%):
8,000,000	1.30%, 3/1/05	8,000,000
200,000	5.75%, 9/1/05	204,941

		8,204,941

Federal Home Loan Bank (25.4%):
5,000,000	1.51%, 12/8/04	5,000,288
1,000,000	1.60%, 12/30/04	1,000,000
3,300,000	4.13%, 1/14/05	3,311,455
600,000	5.92%, 2/2/05	604,841
3,000,000	1.30%, 2/4/05	3,000,000
2,000,000	4.00%, 2/14/05	2,011,469
975,000	7.13%, 2/15/05	986,906
8,000,000	1.30%, 2/23/05	8,000,000
13,000,000	1.30%, 2/28/05	12,999,786
25,000,000	1.80%*, 3/15/05	25,001,099
10,000,000	1.31%, 4/1/05	10,000,000
10,000,000	2.08%*, 4/25/05	10,000,632
10,000,000	1.30%, 4/27/05	9,998,810
10,000,000	1.47%, 5/4/05	10,000,000
4,775,000	1.58%, 5/10/05	4,775,000
1,930,000	1.85%, 5/27/05	1,930,000
5,000,000	2.10%, 6/23/05	5,000,000
40,000,000	2.09%*, 7/26/05	39,994,260
20,000,000	2.00%*, 9/16/05	20,000,000

		173,614,546

Freddie Mac (1.5%):
1,539,000	3.88%, 2/15/05	1,547,550
2,900,000	2.15%, 10/28/05	2,896,203
6,000,000	2.75%, 12/12/05	6,000,000

		10,443,753

Total U.S. Government Agencies		310,923,058

U.S. Treasury Bills** (2.2%):
US Treasuries (2.2%):
15,000,000	U.S. Treasury Bills, 1.98%, 12/23/04	14,981,850

Total U.S. Treasury Bills		14,981,850

Repurchase Agreements (29.0%):
50,000,000	Deutsche Bank, 2.01%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $50,002,791.67, collateralized by U.S. Government Agency Securities (0.00% - 3.25%), (12/17/07 - 6/1/17), fair value $51,000,148.93)	50,000,000
43,036,510	JPMorgan Chase & Co., 2.04%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $43,038,949.19, collateralized by U.S. Government Agency Securities, (0.00% - 7.10%), (1/11/05 - 10/28/24), fair value $43,898,745.93)	43,036,510
50,000,000	Morgan Stanley Dean Witter & Co., 2.00%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $50,002,777.78, collateralized by U.S. Government Agency Securities, (2.05% - 5.75%), (6/16/06 - 7/30/23), fair value $51,001,433.52)	50,000,000

55,000,000	UBS Warburg, 2.07%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $55,003,162.50, collateralized by U.S. Government Agency Security 4.25%, 7/15/09, fair value $56,101,319.14)	55,000,000

Total Repurchase Agreements		198,036,510

Total Investments (Cost $683,446,001) (a) - 100.0%		683,446,001
Other assets in excess of liabilities - 0.0%		27,314

NET ASSETS - 100.0%		$683,473,315

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
(b)	Illiquid security. Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.

Issue Description	Acquisition Date	Cost	Value Per Share	Percent of Fund
Colgate Palmolive, 2.08%, 12/27/04	11/30/2004	9,984,400	$1.00	1.46%
Nestle Capital Corp., 1.83%, 12/13/04	10/12/2004	14,952,983	$1.00	2.19%
Procter & Gamble Co., 1.95%, 1/12/05	10/14/2004	9,951,500	$1.00	1.46%
Unilever Capital Corp., 1.83%, 12/6/04	10/12/2004	9,972,194	$1.00	1.46%

*	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2004. The date presented reflects the next rate change date.
**	The rate presented is the effective yield at purchase.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Institutional Cash Management Fund
Schedule of Portfolio Investments	November 30, 2004
(Unaudited)

Principal Amount	Security Description	Value
Commercial Paper ** (23.7%):
Banking (6.9%):
423,000	ABN AMRO National Finance Corp., 2.04%, 12/17/04	422,616
1,550,000	ABN AMRO National Finance Corp., 2.03%, 1/24/05	1,545,304
6,080,000	ABN AMRO National Finance Corp., 2.01%, 1/31/05	6,059,396
1,700,000	Barclays Funding Corp., 1.88%, 12/16/04	1,698,668
8,000,000	BNP Paribas Financial, 2.22%, 2/11/05	7,964,640
8,000,000	ING America Insurance, 2.02%, 12/7/04	7,997,306
7,000,000	Societe Generale, 2.02%, 12/17/04	6,993,716

		32,681,646

Beverages (2.7%):
7,000,000	Anheuser-Busch Cos., Inc., 1.95%, 1/13/05 (b)	6,983,696
7,000,000	Coca Cola Co., 2.10%, 1/18/05	6,980,400

		13,964,096
Consumer Products (1.9%):
5,000,000	Procter & Gamble Co., 1.94%, 1/12/05 (b)	4,988,683

Oil-Integrated Companies (3.5%):
9,000,000	Total Capital, 2.06%, 12/29/04 (b)	8,985,650

Total Commercial Paper		60,620,075

U.S. Government Agencies (57.8%):
Fannie Mae (25.6%):
411,000	1.88%, 12/15/04	411,024
20,000,000	2.08%*, 12/27/04	19,999,817
1,000,000	1.96%*, 1/18/05	1,000,000
3,000,000	1.50%, 2/14/05	2,995,396
1,300,000	7.65%, 3/10/05	1,319,643
2,000,000	1.86%*, 3/23/05	2,000,000
20,000,000	1.99%*, 4/15/05	19,998,180
5,000,000	2.07%*, 7/29/05	5,000,165
9,000,000	2.08%*, 8/29/05	8,995,990
1,845,000	1.96%*, 10/21/05	1,844,360
2,000,000	1.74%*, 12/9/05	1,999,092

		65,563,667

Federal Farm Credit Bank (7.1%):
20,000	6.09%, 12/3/04	20,005
1,213,000	3.88%, 12/15/04	1,213,996
500,000	5.96%, 1/6/05	502,022
3,000,000	1.30%, 2/1/05	2,999,259
1,000,000	5.75%, 2/9/05	1,007,339
4,000,000	1.30%, 3/1/05	4,000,000
25,000	5.97%, 3/11/05	25,261
50,000	1.51%, 3/22/05	49,903
100,000	4.15%, 5/20/05	100,909
6,475,000	1.98%, 6/1/05	6,474,334

650,000	2.07%, 7/6/05	649,013
1,125,000	1.44%, 7/18/05	1,118,736
100,000	9.20%, 8/22/05	104,921

		18,265,698

Federal Home Loan Bank (19.2%):
840,000	2.13%, 12/15/04	840,128
1,760,000	3.88%, 12/15/04	1,761,432
8,000,000	1.38%, 1/12/05	8,002,047
1,165,000	4.13%, 1/14/05	1,168,965
3,000,000	1.30%, 1/28/05	3,000,048
360,000	1.88%, 2/15/05	360,518
400,000	4.00%, 2/15/05	402,316
465,000	5.82%, 2/18/05	469,602
1,130,000	1.30%, 2/28/05	1,129,959
3,000,000	1.40%, 4/1/05	2,999,854
5,000,000	1.25%, 4/5/05	4,997,451
10,000,000	1.30%*, 4/26/05	10,000,001
5,000,000	1.30%, 4/27/05	4,999,405
5,000,000	2.41%, 8/18/05	5,000,000
4,000,000	2.51%, 11/4/05	4,000,000

		49,131,726

Freddie Mac (5.9%):
5,000,000	1.27%, 2/11/05	4,990,843
570,000	4.25%, 4/11/05	574,329
5,675,000	1.50%, 8/15/05	5,645,283
4,000,000	2.75%, 12/12/05	4,000,000

		15,210,455

Total U.S. Government Agencies		148,171,546

Repurchase Agreements (18.5%):
10,000,000	Deutsche Bank, 2.01%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $10,000,558.33, collateralized by U.S. Government Agency Securities (0.00% - 3.25%), (12/17/07 - 6/1/17), fair value $10,200,029.79)	$10,000,000
12,412,571	JPMorgan Chase & Co., 2.04%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $12,413,274.28, collateralized by U.S. Government Agency Securities (0.00% - 7.63%), (12/15/04 - 10/28/24), fair value $12,661,256.47)	12,412,571
10,000,000	Morgan Stanley Dean Witter & Co., 2.00%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $10,000,556.56 collateralized by U.S. Government Agency Securities (2.05% - 5.75%), (6/16/06 - 7/30/23), fair value $10,200,286.70)	10,000,000
15,000,000	UBS Warburg, 2.07%, 12/1/04 (Purchased on 11/30/04, proceeds at maturity $15,000,862.,50, collateralized by U.S. Government Agency Security 4.25%, 7/15/09, fair value $15,300,359.77)	15,000,000

Total Repurchase Agreements		47,412,571

Total Investments (Cost $256,204,192) (a) - 100.0%		256,204,192
Other assets in excess of liabilities - 0.0%		149,818

NET ASSETS - 100.0%		$256,354,010

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
(b)	Illiquid security. Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.

Issue Description	Acquisition Date	Cost	Value Per Share	Percent of Fund
Anheuser-Busch Cos., Inc., 1.95%, 1/13/05	10/15/2004	6,965,875	$1.00	2.72%
Procter & Gamble Co., 1.94%, 1/12/05	10/14/2004	4,975,750	$1.00	1.94%
Total Capital, 2.06%, 12/29/04	11/12/2004	8,975,912	$1.00	3.50%

*	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2004. The date presented reflects the next rate change date.
**	The rate presented is the effective yield at purchase.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund
Schedule of Portfolio Investments	November 30, 2004
(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds (97.9%):
Alabama (4.6%):
475,000	Birmingham Alabama Refunding & Capital Improvement, GO, Series B, 3.13%, 12/1/08, Insured by: AMBAC	$482,358
450,000	Huntsville Alabama, Water System Revenue, 4.70%, 11/1/13, Callable 11/1/08 @ 101*	469,206
500,000	Montgomery Educational Building Facilities Authority Revenue, Faulkner University Project, 4.95%, 10/1/14, Callable 10/1/08 @ 102*, Insured by: MBIA	539,584

		1,491,148

Alaska (1.6%):
500,000	Alaska State Housing Financial Corp., Series A, 6.10%, 12/1/06, Insured by: GO of Corporation	533,060

Arizona (0.1%):
25,000	Phoenix Arizona Civic Improvement Corp., Wastewater System Revenue, 4.85%, 7/1/07, Callable 7/01/05 @ 101*, Insured by: MBIA	25,554
15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/01/08 @ 101*	15,330
5,000	Salt River Project Arizona Agriculture Improvement & Power District, Electric System Revenue, 5.50%, 1/1/05	5,016

		45,900

Arkansas (2.8%):
30,000	Fountain Hill School District, Arkansas Ashley County, GO, 3.50%, 6/1/07, Insured by : State Aid	30,848
425,000	Jonesboro Arkansas City, Water Public Utility System, 2.50%, 11/15/05, Insured by: AMBAC	426,624
455,000	Sheridan Arkansas School District Number 37, GO, 4.50%, 2/1/14, Callable 8/1/08 @ 100*, Insured by: AMBAC	466,216

		923,688

California (0.8%):
10,000	Forestville Caliornia University School District, GO, 5.00%, 8/1/11, Insured by: FSA	11,070
15,000	Metropolitan Water District, Southern California Waterworks Revenue, 5.00%, 7/1/18, Callable 1/01/08 @ 101*	16,316
10,000	Morgan Hill California University School District, GO, 5.00%, 8/1/12, Callable 8/01/11 @ 101*, Insured by: FGIC	11,003
40,000	Pacific Housing & Finance Agency, California Lease, 4.63%, 12/1/04, Insured by: MBIA	40,002

105,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Callable 2/1/08 @ 102*, Insured by: MBIA	107,148
15,000	San Bernardino County California Transportation Authority, Sales Tax Revenue, Series A, 4.88%, 3/1/10, Callable 3/01/08 @ 101*, Insured by: FSA	15,988
25,000	San Diego Califonia Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 09/02/09 @ 101*, Insured by: AMBAC	26,128
10,000	San Mateo County Callifornia Transportation District, 4.75%, 6/1/16, Callable 6/01/08 @ 101*, Insured by: MBIA	10,396
10,000	West Contra Costa California University School District, GO, 5.00%, 8/1/15, Callable 8/01/09 @ 101*, Insured by: FGIC	10,675

		248,726

Florida (0.5%):
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/09 @ 101*, Insured by: MBIA	26,083
120,000	Miami-Dade County Florida Public Facilities Revenue, Jackson Memorial Hospital, 5.00%, 6/1/18, Callable 6/1/08 @ 101*, Insured by: FSA	125,034
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100*, Insured by: FSA	19,986

		171,103

Georgia (0.1%):
25,000	Coweta County Georgia Development Authority Revenue, 5.13%, 1/1/17, Callable 1/1/10 @ 101*, Insured by: AMBAC	26,757
20,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Callable 1/01/05 @ 101*, Insured by: MBIA	20,448

		47,205

Hawaii (1.6%):
500,000	Hawaii State, GO, 5.13%, 2/1/07, Insured by: FGIC	529,230

Illinois (10.0%):
25,000	Chicago Illinois Sales Tax Revenue, 5.00%, 1/1/05, Insured by: FGIC	25,069
400,000	Chicago Park District, Series A, GO, 5.25%, 11/15/12, Callable 11/15/08 @ 100*, Insured by: MBIA	423,080
250,000	Chicago Project & Referendum, GO, Series B, 5.13%, 1/1/13, Callable 1/1/06 @ 102*, Insured by: FGIC	262,238
500,000	Illinois Development Finance Authority, Pollution Control Revenue, Commonwealth Edison Co., 5.70%, 1/15/09, Insured by: AMBAC	551,219
250,000	Illinois Health Facilities Authority Revenue, Edward Hospital Obligated Group A, 5.50%, 2/15/15, Callable 2/15/11 @ 101*, Insured by: FSA	274,560

500,000	Illinois Health Facilities Authority Revenue, Methodist Medical Center, 5.13%, 11/15/18, Callable 11/15/08 @ 101*, Insured by: MBIA	522,605
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100*, Insured by: AMBAC	306,298
75,000	Kane County Illinois Public Building Community College Facilities Revenue, 2.50%, 12/1/04, Insured by: AMBAC	75,002
215,000	Kane County Illinois School District #129 Aurora West Side, GO, Series B, 4.70%, 2/1/15, Callable 2/1/12 @ 100*, Insured by: FGIC	224,372
15,000	University Illinois Certificates, Certificate Participation, 4.25%, 10/1/09, Insured by: AMBAC	15,796
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/01/11 @ 100*, Insured by: FGIC	539,979

		3,220,218

Indiana (4.9%):
500,000	Blackford County, Indiana School Building Corp. First Mortgage Revenue, 5.10%, 1/15/16, Callable 7/15/06 @ 101*, Insured by: AMBAC	523,790
10,000	East Chicago Indiana Multiple School Building Corp. First Mortgage Revenue, 5.40%, 7/15/12, Callable 07/15/08 @ 101*, Insured by: AMBAC	10,960
500,000	Indiana Transportation Finance Authority Highway Revenue, 3.40%, 6/1/10, Insured by: FSA	505,210
500,000	South Bend Water Works Revenue, 4.75%, 1/1/12, Callable 1/1/06 @ 101*, Insured by: FSA	516,780
20,000	Warren Township Indiana School Building Corp., 5.00%, 7/5/14, Callable 7/5/08, Insured by: FSA	21,555

		1,578,295

Iowa (0.1%):
25,000	Iowa City Water Revenue, 4.75%, 7/1/12, Callable 7/01/08 @ 100*, Insured by: FGIC	26,010

Kansas (0.8%):
250,000	University Kansas Hospital Authority Health Facilities Revenue, 5.70%, 9/1/20, Callable 9/1/09 @ 100*, Insured by: AMBAC	274,795

Kentucky (0.9%):
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101*, Insured by: FSA	5,314
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 07/01/11 @ 100*, Insured by: FSA	10,667
285,000	Northern Kentucky Water District Revenue, Series B, 3.50%, 2/1/07, Insured by: FSA	292,131

		308,112

Louisiana (1.7%):
10,000	Bossier City Louisiana Public Improvement Sales and use, Tax Revenue, 3.65%, 11/1/08, Insured by: AMBAC	10,356
500,000	Louisiana Public Facilities Authority, Louisiana Water Co. Project, 5.45%, 2/1/13, Callable 2/1/05 @ 100*, Insured by: AMBAC	502,810
25,000	Orleans Parish Louisiana Parishwide School District, GO, 4.80%, 9/1/09, Callable 3/1/06 @ 100*, Insured by: FGIC	25,708

		538,874

Maine (1.2%):
380,000	Maine Municipal Bond Bank Revenue, Series A, 4.00%, 11/1/15, Callable 11/01/13 @ 100* Massachusetts (0.0%):	381,406

5,000	Massachusettes State Water Reserve Authority Revenue, Series B, 4.00%, 12/1/18, Callable 12/01/05 @ 100*, Insured by: MBIA	4,916

Michigan (8.1%):
550,000	Detroit Sewer Disposal Revenue, Series A, 5.25%, 7/1/15, Callable 7/1/05 @ 101*, Insured by: MBIA	565,757
25,000	Kenowa Hills Michigan Public Schools, GO, 5.60%, 5/1/09, Callable 05/01/06 @ 100*, Insured by: MBIA	26,114
600,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100*, Insured by: Q-SBLF.	639,239
600,000	Michigan State Building Authority Revenue, Series I, 4.75%, 10/15/15, Callable 10/15/09 @ 100*	624,815
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/08 @ 100*, Insured by: AMBAC	421,248
25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable: 8/1/08 @ 100*	26,828
300,000	Taylor Michigan Financing Authority, Tax Increment Revenue, 4.50%, 5/1/11, Callable 5/1/08 @ 100*. Insured by: FSA	311,415

		2,615,416

Minnesota (0.4%):
110,000	Burnsville Minnesota Independent School District #191, GO, Series A, 4.88%, 2/1/09, Callable 2/1/06 @ 100*, Insured by: Student Credit Program	113,156
10,000	Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority, Health Care System Revenue, 4.75%, 11/15/18, Callable 11/15/04 @ 101*, Insured by: AMBAC	10,044

		123,200

Mississippi (0.2%):
60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100*, Insured by: FSA	66,158

Missouri (0.4%):
10,000	Chesterfield Missouri, GO, 5.00%, 2/15/14, Callable: 2/15/08 @ 100*	10,670

10,000	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution Revenue, 4.63%, 1/1/05	10,025
25,000	Missouri State Health & Education Facilities Authority Revenue, Washington University, 5.00%, 6/15/21, Callable 6/15/09 @ 100*	26,090
10,000	Missouri State Health & Educational Facilities Authority Revenue, Rockhurst High School, 4.60%, 6/1/08, Callable 6/1/05 @ 102*, Insured by: Allied Irish Bank	10,082
15,000	St. Charles County Missouri, Public Facilties Authority Leasehold Revenue, 3.75%, 3/15/05, Insured by: FGIC	15,075
5,000	St. Joseph Hospital, Jackson County Revenue, 7.50%, 6/1/10, Callable 6/01/05 @ 100*	5,623
5,000	St. Louis Missouri Municipal Finance Corp., Leasehold Revenue, 5.40%, 2/15/12, Callable 2/15/06 @ 102*, Insured by: AMBAC	5,276
20,000	Stone County Missouri Reorganization, School District #4, GO, 4.95%, 3/1/13, Callable 3/1/08 @ 100*, Insured by: State Aid	21,305
10,000	Wentzville Missouri School District #R04, GO, 4.70%, 3/1/11, Callable 3/1/08 @ 100*, Insured by: FSA	10,439

		114,585

Nebraska (0.1%):
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13@100*	9,643
20,000	Sarpy County Nebraska, GO, 4.70%, 4/1/06	20,431

		30,074

Nevada (1.6%):
500,000	Las Vegas Downtown Redevelopment Agency, Tax Increment Revenue, 5.40%, 6/1/07, Callable 6/1/05 @ 101*, Insured by: FSA	512,060

New Mexico (0.7%):
235,000	Aztec New Mexico School District, GO, 3.60%, 10/1/10, Insured by: FGIC	240,276

New York (0.1%):
5,000	Farmingdale New York University Free School District, GO, 5.00%, 8/1/06, Callable 2/1/05 @ 101*, Insured by: FGIC	5,073
25,000	New York New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: FSA	28,053
5,000	New York State Urban Development Corp. Revenue, Series B, 4.75%, 1/1/28, Callable 1/1/09 @ 101*, ETM	5,431

		38,557

North Dakota (0.1%):
35,000	West Fargo North Dakota, GO, 3.00%, 5/1/05, Insured by: MBIA	35,134

Ohio (0.1%):
10,000	Alliance Ohio Water Works, 5.00%, 11/15/20, Callable 11/15/08 @ 101*, Insured by: MBIA	10,553

15,000	North Olmsted Ohio, GO, 4.90%, 12/1/05, Insured by: AMBAC	15,414

		25,967

Oklahoma (11.6%):
150,000	Broken Arrow Oklahoma Municipal Authority, Northeastern State University Project, 4.40%, 5/1/08, Callable 5/1/06 @ 100*, Insured by: AMBAC	153,504
765,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.00%, 7/1/15, Callable 7/1/08 @ 100*, Insured by: MBIA	805,705
200,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.60%, 7/1/19, Callable 7/1/09 @ 100*	219,602
35,000	Grand River Dam Authority Revenue, 5.75%, 6/1/06, Insured by: FSA	36,811
500,000	Oklahoma City Water Utilities Revenue, Series A, 5.00%, 7/1/16, Callable 7/1/09 @ 100*	536,105
190,000	Oklahoma Development Finance Authority Revenue, 5.63%, 7/1/16, Callable 7/01/06 @ 102*, Insured by: AMBAC	202,734
500,000	Oklahoma Housing Finance Agency, Multifamily Housing Revenue, Series A4, 5.50%, 11/1/25, Callable 5/1/05 @ 100*, Insured by: FHA	506,325
50,000	Oklahoma State Turnpike Authority, Turnpike Revenue, 5.00%, 1/1/15, Callable 1/01/09 @ 100*, Insured by: FGIC	53,341
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100*, Insured by: MBIA	315,276
25,000	Tulsa Oklahoma Industrial Authority Revenue, 6.50%, 4/1/07, Callable 4/08/05 @ 100*, ETM	26,232
540,000	Tulsa Oklahoma Public Facilities Authority, Capital Improvement, Series 1988-B, 5.70%, 3/1/05, Callable 9/01/04 @ 100.5*	544,162
335,000	University of Oklahoma Revenue, Tulsa Campus, 3.80%, 1/1/12, Insured by: MBIA	343,368

		3,743,165

Oregon (0.0%):
5,000	Albany Oregon, GO, 4.25%, 3/1/10, Callable 3/1/09 @ 100*, Insured by: FGIC	5,253

Pennsylvania (3.7%):
50,000	Delaware County Pennsylvania, GO, 5.13%, 10/1/13, Callable 10/01/09 @ 100*	54,279
10,000	Deleware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Callable 11/15/04 @ 101*, ETM	10,627
25,000	Downingtown Pennsylvania Area School District, GO, 3.90%, 3/1/10, Callable 3/1/08 @ 100*, Insured by: FGIC	25,585

500,000	Harrisburg Pennsylvania Auithority Recovery Facilities Revenue, Series A, 5.00%, 9/1/12, Callable 9/1/08 @ 101*, Insured by: FSA	546,784
250,000	Lackawanna County Pennsylvania, Series A, GO, 4.80%, 1/1/13, Callable 1/1/09 @ 100*, Insured by: FGIC	264,048
25,000	Muhlneberg Pennsylvania School District, GO, 4.10%, 2/15/11, Callable 2/15/07 @ 100*, Insured by: FGIC	25,440
250,000	New Hope Solebury Pennsylvania School District, GO, 4.00%, 8/15/08, Callable 2/15/06 @ 100*, Insured by: State Aid	253,905
25,000	Plumstead Township Pennsylvania, GO, 4.25%, 12/15/12, Callable 12/15/07 @ 100*, Insured by: AMBAC	25,566

		1,206,234

Puerto Rico (0.0%):
5,000	Puerto Rico Housing Financial Authority Revenue, 2.00%, 12/1/06, Insured by: HUD	4,952

Rhode Island (0.2%):
60,000	Providence Rhode Island, GO, 5.45%, 1/15/10, Callable 1/15/07*, Insured by: FSA	64,138

South Carolina (2.4%):
250,000	Pickens County South Carolina School District, GO, 2.25%, 3/1/06, Insured by: FGIC	250,043
500,000	South Carolina Transportation Infrastructure Bank Revenue, Series A, 4.45%, 10/1/13, Callable 10/1/08 @ 101*, Insured by: MBIA	517,340

		767,383

Tennessee (0.2%):
25,000	Jackson Tennesse, Hospital Revenue, 5.50%, 4/1/10, Callable 4/1/05 @ 102*, Insured by: AMBAC	25,767
50,000	Tennessee State, GO, 5.25%, 5/1/13, Callable 5/01/07 @ 101.5*	54,115

		79,882

Texas (28.6%):
555,000	Allen Texas, GO, 4.50%, 9/1/13, Callable 9/1/12 @ 100*, Insured by: AMBAC	582,977
25,000	Austin Texas, GO, 5.00%, 8/1/12, Callable 8/01/07 @ 100*, Insured by: PSF-GTD	26,677
50,000	Bay City Texas Independent School District, GO, 4.80%, 2/15/14, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	52,734
30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/01/08 @ 100*	31,428
300,000	Baytown Texas Water and Sewer Revenue, 1.90%, 2/1/06, Insured by: MBIA	298,521
60,000	Canyon Texas Independent School District, GO, 3.00%, 2/15/05, Insured by: PSF-GTD	60,120
75,000	Clear Brook City Texas Municipal Utilites District, 5.13%, 2/1/26, Callable 2/01/11 @ 100*, Insured by: FGIC	76,661

30,000	Comal County Texas, GO, 3.30%, 2/1/05, Insured by: FSA	30,064
150,000	Conroe Texas Independant School District, GO, 4.90%, 2/15/17, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	156,497
525,000	Corpus Christi Texas Independent School District, 3.20%, 8/15/10, Insured by: PSF-GTD	524,932
100,000	Corpus Christi Texas Utilities System Revenue, 3.00%, 7/15/09, Credit Support: FSA	100,191
100,000	Corpus Christi Texas Utilities System Revenue, 4.00%, 7/15/11, Credit Support: FSA	103,625
100,000	Corpus Christi Texas Utility System Revenue, 3.00%, 7/15/10, Credit Support: FSA	99,006
500,000	Dallas Texas Independent School District, GO, 4.50%, 8/15/14, Callable 8/15/09 @ 100*, Insured by: PSF-GTD	514,520
10,000	De Soto Texas, GO, 3.00%, 2/15/05, Insured by: MBIA	10,020
165,000	Del Rio Texas, Series B, GO, 4.50%, 7/1/16, Callable 7/1/12 @ 100*, Insured by: AMBAC	169,044
10,000	Del Valle Texas Independant School District, GO, 5.00%, 2/1/11, Callable 2/1/07 @ 100*, Insured by : PSF-GTD	10,506
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100*, Insured by: PSF-GTD	142,002
25,000	Harris County Texas, GO, 5.13%, 8/15/17, Callable 8/15/07 @ 101*, Insured by: MBIA	26,649
400,000	Houston Municpal Bond, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	429,840
100,000	Houston Municpal Bond, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	102,899
500,000	Hurst Euless Bedford Texas Independent School District, GO, 4.70%, 8/15/13, Callable 8/15/08 @ 100*, Insured by: PSF-GTD	515,925
500,000	Katy Independent School District, Series A, GO, 4.80%, 2/15/14, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	527,335
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100*, Insured by: PSF-GTD	220,040
40,000	Mckinney Texas, GO, 4.70%, 8/15/14, Callable 2/15/09 @ 100*, Insured by: FSA	41,271
30,000	Mesquite Texas, GO, 5.00%, 8/15/12, Callable 8/15/07 @100*, Insured by: PSF-GTD	31,814
40,000	Mission Texas Construction Independent School District, GO, 5.00%, 2/15/16, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	41,990
10,000	Montgomery County Texas Municipal Utility District #46, GO, 3.00%, 3/1/09, Insured by: FGIC	10,046

295,000	Northside Texas Independent School District, GO, 2.00%, 2/15/06, Callable 2/15/05 @ 100*, Insured by: AMBAC	293,947
305,000	Northside Texas Independent School District, GO, 2.50%, 2/15/08, Callable 2/15/05 @ 100*, Insured by: AMBAC	303,316
10,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100*, Insured by: PSF-GTD	10,262
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100*, Insured by: FGIC	562,523
350,000	Port Arthur Texas Naval District, GO, 4.88%, 3/1/17, Callable 3/1/08 @ 100*, Insured by: AMBAC	361,568
260,000	Port Houston AuthorityTexas Harris County, Series A, GO, 3.75%, 10/1/11	264,784
50,000	Red River Authority Texas Polution Control, 5.20%, 7/1/11, Callable 1/1/05 @ 102*, Insured by: AMBAC	51,129
50,000	San Patricio Texas, Municipal Water District, 4.75%, 7/10/13, Callable 7/10/09 @ 100*, Insured by: FSA	52,704
100,000	Texas State Public Finance Authority, Building Revenue, Series B, 4.80%, 2/1/16, Callable 2/01/09 @ 100*	107,583
30,000	Texas State Turnpike Authority, Dallas Northway Revenue, 5.00%, 1/1/25, Callable 1/1/06 @ 102*, Insured by: FGIC	30,297
200,000	Texas State University System, Financing Revenue, 5.00%, 3/15/20, Callable 3/15/12 @ 100*, Insured by: FSA	208,544
500,000	Texas State, GO, 5.00%, 10/1/15, Callable 4/1/08 @ 100*	526,135
25,000	Texas State, Series B, GO, 6.50%, 8/1/05, ETM	25,647
265,000	Texas State, Series B, GO, 5.13%, 10/1/15, Callable: 10/01/08 @ 101*	285,076
25,000	Texas Water Development Board Revenue, 5.00%, 7/15/05, Callable 1/13/05 @ 102*	25,450
400,000	Tomball Independent School District, GO, 4.75%, 2/15/16, Callable 2/15/09 @ 100*	413,692
350,000	University of Texas Revenue, 4.38%, 8/15/10, Callable 8/15/07 @ 100*	368,246
400,000	Wichita Falls Texas Independent School, GO, 4.30%, 2/1/11, Callable 2/1/08 @ 100*, Insured by: PSF-GTD	411,212

		9,239,449

Utah (0.8%):
250,000	Utah State, Series A, GO, 5.00%, 7/1/12, Callable 7/1/08 @ 100*, ETM	270,590

Washington (5.3%):
400,000	Grays Harbor County Public Utility Revenue, 5.13%, 1/1/14, Callable 1/1/07 @ 100*, Insured by: AMBAC	420,372

50,000	Normandy Park Washington, GO, 5.00%, 12/1/04	50,004
20,000	Pierce King County Washington School District NO.417, GO, 4.00%, 12/1/04, Insured by: FSA	20,001
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100*, Insured by: FGIC	318,192
500,000	Washington State Health Care Facilities Authority Revenue, 5.13%, 12/1/12, Callable 12/1/07 @ 101*, Insured by: MBIA	537,045
350,000	Washington State Health Care Facilities Authority Revenue, 5.50%, 11/15/13, Callable 11/15/08 @ 101*, Insured by: AMBAC	383,954

		1,729,568

West Virginia (0.7%):
10,000	Ohio County West Virginia Building Commission Revenue, 7.00%, 10/1/10, Callable 10/1/04 @ 100*	11,252
200,000	West Virginia State, Hospital Financial Authority Revenue, Series A, 3.50%, 6/1/10, Insured by: FSA	202,178

		213,430

Wisconsin (0.9%):
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/01/13 @ 100*, Insured by: MBIA	19,826
5,000	Madison Wisconsin Community Development Authority Revenue, 5.90%, 3/1/06, Callable 3/1/05 @ 100*, ETM	5,049
250,000	Milwaukee County Wisconsin,GO, Series A, 5.00%, 10/1/14, Callable 10/01/11 @ 100*	269,793

		294,668

Total Municipal Bonds (Cost $30,688,290)		31,742,825

Investment Companies (1.2%):
405,196	Goldman Sachs Tax-Free Fund	405,196

Total Investment Companies (Cost $405,196)		405,196

Total Investments (Cost $31,093,486) (a) - 99.1%		32,148,021
Other assets in excess of liabilities - 0.9%		287,372

NET ASSETS - 100.0%		$32,435,393

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by $23 for differences between book and tax amortization methods for premium and market discounts. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,098,842
Unrealized depreciation	(44,284)
Net unrealized appreciation	$1,054,558

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.

AMBAC - American Municipal Bond Assurance Corporation

ETM - Escrowed to Maturity

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Administration

FSA - Financial Security Assurance

GO - General Obligation Bond

HUD - U.S. Depr

MBIA - Municipal Bond Insurance Association

PSF-GTD - Public School Fund Guaranteed

Q-SBLF - Qualified School Bond Loan Fund

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments	November 30, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (b) (7.1%):
2,033,377	ACLC Business Loan Receivables Trust, Series 1998-1, Class A1I, 6.44%, 9/15/19	$2,005,418
2,250,000	ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	2,160,000
299,914	ACLC Business Loan Receivables Trust, Series 1999-2, Class A2, 7.59%, 1/15/21	300,742
1,474,965	ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	1,471,328
1,598,324	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	1,611,713
422,347	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	428,601
1,200,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	1,071,429
1,412,872	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	1,458,147
2,100,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	1,824,854
1,000,000	Franchise Finance Corporation of America Secured Lending Corp., Series 1999-1A, Class A1B, 6.94%, 9/18/25	953,200
3,595,561	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	3,593,432

Total Asset Backed Securities (Cost $16,292,023)		16,878,864

Collateralized Mortgage Obligations (41.4%):
378,176	Bank of America Mortgage Securities, Series 2003-1, Class 2A4, 5.00%, 02/25/18	380,421
2,189,164	Bank of America Mortgage Securities, Series 2002-9, Class 2A1, 5.75%, 10/25/17	2,198,790
245,988	Chase Mortgage Finance Corp, Series 2003-S15, Class 1A1, 6.00%, 1/25/34	249,779
4,833	Citicorp Mortgage Securities, Inc., Series 1994-9, Class A8, 5.75%, 6/25/09	4,837
446,308	Citicorp Mortgage Securities, Inc., Series 2002-6, Class 2A1, 6.00%, 5/25/32	445,401
367,089	Countrywide Alternative Loan Trust, Series 2003-J1, Class 4A1, 6.00%, 10/25/32	368,205
543,992	Countrywide Home Loans, Series 2002-12, Class 3A1, 6.00%, 8/25/17	542,797

258,482	Countrywide Home Loans, Series 2002-21 Class A2, 5.75%, 11/25/17	260,168
152,007	Countrywide Home Loans, Series 2002-32, Class 2A3, 5.00%, 1/25/18	154,420
815,263	Countrywide Home Loans, Series 2002-35, Class 4A3, 5.00%, 2/25/18	825,567
7,000	Countrywide Home Loans, Series 2001-29, Class AS, 6.25%, 2/25/32	6,996
1,360,543	Countrywide Home Loans, Series 2001-30, Class 3A4, 6.25%, 2/25/32	1,364,527
218,720	Countrywide Home Loans, Series 2002-27, Class A5, 5.50%, 12/25/32	218,944
171,061	Countrywide Home Loans, Series 2002-31, Class A6, 4.50%, 1/25/33	170,569
1,208,197	Countrywide Home Loans, Series 2002-32, Class 1A4, 4.50%, 1/25/33	1,213,508
127,178	Countrywide Home Loans, Series 2002-36, Class A16, 5.25%, 1/25/33	127,258
800,000	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	822,162
64,782	Countrywide Home Loans, Series 2003-1, Class 1A6, 4.75%, 3/25/33	65,165
439,465	Countrywide Home Loans, Series 2003-14,Class A2, 5.50%, 6/25/33	443,711
1,345,052	Countrywide Home Loans, Series 2004-1, Class A6, 5.50%, 2/25/34	1,363,725
1,639,380	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	1,670,019
4,176,330	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	4,249,493
575,710	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	570,054
709,054	Credit Suisse First Boston Mortgage Securities Corp, Series 2004-1, Class 5A1, 5.50%, 2/25/19	717,653
598,327	Credit Suisse First Boston Mortgage Securities Corp, Series 2003-10, Class 1A1, 5.50%, 5/25/33	602,132
1,085,096	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	1,119,077
124,776	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	127,393
1,313,826	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-AR24, Class 3A, 6.18%, 12/25/31	1,341,181
413,822	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8 , Class 5A1, 6.50%, 4/25/33	421,868
5,607,552	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	5,605,982
75,000	Equity One Abs, Inc, Series 2004-1, Class AF2, 2.48%, 4/25/34	74,048
57,106	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	58,312
73,635	Fannie Mae, Series 1993-191, Class PJ, 6.00%, 10/25/08	75,968
451,188	Fannie Mae, Series 1999-1, Class K, 5.50%, 12/25/08	457,722
165,825	Fannie Mae, Series 2001-45, Class VD, 6.00%, 2/25/09	165,863
78,797	Fannie Mae, Series 2003-16, Class PA, 4.50%, 11/25/09	79,255

78,835	Fannie Mae, Series 2002-9, Class PB, 6.00%, 11/25/14	78,999
512,538	Fannie Mae, Series 2002-2, Class UB, 6.00%, 1/25/15	514,585
160,054	Fannie Mae, Series 2002-42, Class A, 6.00%, 1/25/16	161,303
262,756	Fannie Mae, Series 2003-13, Class PA, 4.25%, 10/25/16	263,198
297,049	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	295,609
3,400	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	3,586
445,299	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	462,426
20,923	Fannie Mae, Series 1992-11, Class E, 8.00%, 12/25/21	21,781
91,198	Fannie Mae, Series 2003-33, Class PB, 4.00%, 2/25/22	91,328
31,181	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	32,238
2,908	Fannie Mae, Series 1992-82, Class E, 7.00%, 4/25/22	2,928
19,279	Fannie Mae, Series 1993-252, Class HA, 5.00%, 9/25/22	19,257
85,885	Fannie Mae, Series 1994-72, Class H, 6.00%, 10/25/22	87,086
10,635	Fannie Mae, Series G92-61, Class G, 7.00%, 10/25/22	10,761
13,359	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	14,108
346,157	Fannie Mae, Series 1993-225, Class PG, 6.00%, 12/25/22	348,071
209,891	Fannie Mae, Series 1994-39, Class PH, 6.35%, 1/25/23	210,203
217,644	Fannie Mae, Series 1998-63, Class PG, 6.00%, 3/25/27	218,688
19,620	Fannie Mae, Series 1998-36, Class GA, 6.00%, 12/18/27	19,692
859,093	Fannie Mae, Series 1999-1 Class PG, 6.50%, 4/25/28	872,813
161,255	Fannie Mae, Series 2002-57, Class BA, 6.00%, 6/25/29	161,347
200,000	Fannie Mae, Series 2001-68, Class B, 6.00%, 8/25/29	200,161
193,093	Fannie Mae, Series 2003-22, Class BA, 6.50%, 9/25/29	193,844
18,099	Fannie Mae, Series 2001-81, Class AD, 6.00%, 11/25/29	18,318
381,906	Fannie Mae, 6.49%, 2/1/30, Pool # 556998	388,744
74,106	Fannie Mae, Series 2001-61, Class TD, 6.00%, 7/25/30	75,564
590,857	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	602,025
599,757	Fannie Mae, Series 2003-120, Class HB, 6.50%, 1/25/31	612,136
226,643	Fannie Mae, Series 2001-53, Class CL, 5.50%, 6/25/31	228,451
52,670	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	53,240
13,462	Fannie Mae, Series 1993-18, Class PJ, 6.50%, 12/25/07	13,618
4,032	Fannie Mae, Series 1994-32, Class F, 3.66%, 3/25/09	4,023
39,059	Fannie Mae, Series 1997-81, Class PC, 5.00%, 4/18/27	39,232
1,965,754	Fannie Mae, Series 2000-10, Class PG, 7.00%, 6/25/29	1,979,296

21,810	Fannie Mae, Series 2002-36, Class HM, 6.50%, 12/25/29	22,103
53,351	Fannie Mae, Series 2002-42, Class AB, 5.50%, 1/25/16	53,695
60,543	Fannie Mae, Series 2002-74, Class TB, 5.00%, 1/25/12	60,929
50,660	Fannie Mae, Series 2003-8, Class OA, 4.50%, 2/25/16	50,943
30,284	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	31,315
623,812	First Horizon Asset Securities, Inc., Series 2002-6, Class 2A1, 5.75%, 10/25/17	623,165
1,000,000	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 1A2, 5.50%, 3/25/33	1,023,895
1,376,540	First Horizon Mortgage Pass-Through Trust, Series 2003-10,Class 1A2, 5.50%, 1/25/34	1,394,083
766,645	First Nationwide Trust, Series 1999-1, Class 1A, 6.25%, 2/25/14	764,933
3,004	Freddie Mac, Series 1106, Class E, 7.50%, 7/15/06	3,002
15,612	Freddie Mac, Series 1176, Class H, 8.00%, 12/15/06	15,666
24,345	Freddie Mac, Series 1458, Class K, 7.00%, 1/15/08	25,004
7,761	Freddie Mac, Series 2318, Class GV, 6.00%, 7/15/10	7,754
20,224	Freddie Mac, Series 2558, Class BA, 5.00%, 5/15/11	20,309
63,323	Freddie Mac, Series 2102, Class TB, 6.00%, 8/15/12	63,625
963,869	Freddie Mac, Series 2573, Class GA, 5.00%, 1/15/13	982,553
174,199	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	170,741
425,307	Freddie Mac, Series 2363, Class PE, 6.00%, 1/15/15	426,527
65,000	Freddie Mac, Series 2603, Class TB, 4.00%, 11/15/15	65,320
144,789	Freddie Mac, Series 2497, Class NF, 5.00%, 1/15/16	147,547
3,424,660	Freddie Mac, Series 2474, Class NE, 5.00%, 7/15/17	3,498,697
71,748	Freddie Mac, Series 2580, Class Q5, 4.00%, 3/15/18	71,887
1,892,415	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	1,855,749
288,833	Freddie Mac, Series 2359, Class VD, 6.00%, 5/15/19	297,265
236,239	Freddie Mac, Series 33, Class D, 8.00%, 4/15/20	240,526
25,825	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	25,808
3,769	Freddie Mac, Series 115, Class I, 7.00%, 2/15/21	3,766
11,664	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	11,656
50,878	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	51,345
40,562	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	40,523
1,144,596	Freddie Mac, Series 2478, Class BG, 5.00%, 12/15/21	1,163,186
337,731	Freddie Mac, Series 2516, Class EC, 5.00%, 2/15/22	343,882

25,416	Freddie Mac, Series 1217, Class I, 7.00%, 3/15/22	25,966
15,931	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	16,496
27,853	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	28,785
756,270	Freddie Mac, Series 1446, Class KA, 7.90%, 9/15/22	765,563
30,571	Freddie Mac, Series 1543, Class PJ, 7.00%, 10/15/22	30,607
21,985	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	22,371
58,073	Freddie Mac, Series 1643, Class E, 6.50%, 5/15/23	58,541
1,000,000	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	1,028,240
4,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	4,170
940,656	Freddie Mac, Series 2061, Class TA, 5.25%, 10/15/27	947,165
79,996	Freddie Mac, Series 2154, Class PK, 6.50%, 10/15/27	80,214
261,528	Freddie Mac, Series 2513, Class QK, 5.00%, 8/15/28	261,903
337,073	Freddie Mac, Series 2416, Class PN, 6.00%, 11/15/28	340,700
413,842	Freddie Mac, Series 2517, Class DC, 5.00%, 5/15/29	420,002
206,503	Freddie Mac, Series 2535, Class PM, 4.25%, 6/15/29	207,228
30,747	Freddie Mac, Series 2367, Class AL, 6.00%, 11/15/29	30,791
591,738	Freddie Mac, Series 2430, Class WD, 6.50%, 12/15/29	602,059
6,353	Freddie Mac, Series 2347, Class PC, 6.50%, 5/15/30	6,349
226,762	Freddie Mac, Series 2351, Class EH, 6.50%, 7/15/30	226,914
590,999	Freddie Mac, Series 2523, Class BD, 6.00%, 1/15/32	605,363
39,889	Freddie Mac, Series 1228, Class M, 3.12%, 3/15/22	40,514
16,041	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	16,569
7,214	Freddie Mac, Series 1611, Class I, 6.00%, 2/15/23	7,244
771,363	Freddie Mac, Series 2481, Class M, 5.50%, 1/15/15	773,238
18,603	Freddie Mac, Series 2508, Class GL, 5.50%, 2/15/16	18,883
1,135,086	Freddie Mac, Series 2527, Class LC, 5.00%, 12/15/28	1,138,102
1,831,508	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	1,830,955
380,068	Freddie Mac, Series 2569, Class AD, 4.50%, 1/15/30	380,686
1,365,258	Freddie Mac, Series 2573, Class GJ, 5.00%, 1/15/13	1,377,674
455,234	Freddie Mac, Series 85, Class C, 8.60%, 1/15/21	455,613
21,712	Freddie Mae, Series 1258, Class EB, 8.00%, 5/15/07	21,778
1,362,284	GMAC Mortgage Corporation Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	1,386,385
199,142	GMAC Mortgage Corporation Loan Trust, Series 2002-J1, Class A7, 6.50%, 3/25/32	198,805

22,327	Government National Mortgage Assoc, Series 2003-70, Class MV, 5.50%, 4/20/13	22,357
63	Government National Mortgage Assoc., 7.25%, 4/15/05, Pool #6423	64
980	Government National Mortgage Assoc., 8.00%, 5/15/05, Pool #5844	997
3,709	Government National Mortgage Assoc., 8.00%, 8/15/05, Pool #6711	3,772
2,646	Government National Mortgage Assoc., 7.25%, 11/15/05, Pool #8572	2,685
629	Government National Mortgage Assoc., 7.25%, 12/15/05, Pool #9024	638
645	Government National Mortgage Assoc., 7.25%, 12/15/05, Pool #9546	650
1,098	Government National Mortgage Assoc., 7.25%, 12/15/05, Pool #8958	1,107
2,151	Government National Mortgage Assoc., 7.25%, 12/15/05, Pool #9018	2,182
1,900	Government National Mortgage Assoc., 7.25%, 1/15/06, Pool #9377	1,953
508	Government National Mortgage Assoc., 7.25%, 1/15/06, Pool #9399	522
2,327	Government National Mortgage Assoc., 8.00%, 2/15/06, Pool #9208	2,406
5,623	Government National Mortgage Assoc., 8.00%, 8/15/06, Pool #11277	5,815
2,837	Government National Mortgage Assoc., 8.00%, 9/15/06, Pool #11926	2,933
4,338	Government National Mortgage Assoc., 8.00%, 10/15/06, Pool #11931	4,485
4,697	Government National Mortgage Assoc., 8.00%, 10/15/06, Pool #12265	4,857
6,556	Government National Mortgage Assoc., 8.00%, 11/15/06, Pool #13379	6,779
15,392	Government National Mortgage Assoc., 8.00%, 11/15/06, Pool #13173	15,916
6,228	Government National Mortgage Assoc., 8.00%, 2/15/07, Pool #15008	6,535
6,774	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #18730	7,108
25,878	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #19641	27,157
1,704	Government National Mortgage Assoc., 8.00%, 9/15/07, Pool #19103	1,788
14,121	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #20059	14,818
8,046	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #21277	8,444
11,855	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #14999	12,440
4,391	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20455	4,608
5,217	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20866	5,474
3,333	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #22610	3,532

11,040	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #23055	11,699
119,323	Government National Mortgage Assoc., 6.50%, 12/1/11, Pool #E20275	126,565
30,605	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool #8103	31,281
53,295	Government National Mortgage Assoc., 4.63%, 12/20/18, Pool #8437	54,209
24,168	Government National Mortgage Assoc., 4.63%, 12/20/21, Pool #8889	24,620
67,586	Government National Mortgage Assoc., 3.38%, 1/20/23, Pool #8123	68,512
2,819	Government National Mortgage Assoc., 6.50%, 7/15/23, Pool #350795	2,989
1,944	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	2,101
1,652	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	1,760
59,641	Government National Mortgage Assoc., 3.38%, 1/20/25, Pool #8580	60,683
80,371	Government National Mortgage Assoc., 3.38%, 1/20/25, Pool #8585	81,651
1,915	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	2,027
42,618	Government National Mortgage Assoc., 3.38%, 3/20/26, Pool #8832	43,381
33,560	Government National Mortgage Assoc., Series 1999-38, Class PC, 6.75%, 5/16/26	33,783
11,457	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	12,488
2,090	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	2,223
55,054	Government National Mortgage Assoc., Series 1998-1, Class PD, 6.25%, 8/20/27	55,591
34,776	Government National Mortgage Assoc., 4.63%, 12/20/27, Pool #80141	35,411
64,182	Government National Mortgage Assoc., 3.25%, 3/20/29, Pool #80263	64,504
83,180	Government National Mortgage Assoc., Series 2002-67, Class LA, 4.50%, 5/20/29	83,610
84,555	Government National Mortgage Assoc., 3.00%, 11/20/29, Pool #876947	84,449
177,192	Government National Mortgage Assoc., Series 2003-1, Class GE, 4.50%, 3/20/29	177,343
482,762	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	474,709
1,228,513	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	1,232,343
914,096	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	925,803
2,094,648	Master Asset Securitization Trust, Series 2003-3, Class 2A1, 5.00%, 4/25/18	2,103,158
318,451	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	324,793

368,444	Nationsbanc Montgomery Funding Corp., Series 1998-3, Class A10, 6.50%, 7/25/28	367,397
84,852	PNC Mortgage Securities Corp., Series 1999-6, Class 1A4, 6.75%, 7/25/29	84,708
617,142	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	620,946
53,672	Prudential Home Mortgage Securities, Series 1992-27, Class A13, 7.50%, 9/25/07	53,935
25,367	Residential Accredit Loans, Inc., Series 1998-QS16, Class A1, 6.50%, 11/25/13	25,541
41,956	Residential Accredit Loans, Inc., Series 1997-QS9, Class A8, 7.25%, 9/25/27	41,884
60,000	Residential Accredit Loans, Inc., Series 2001-QS18, Class A6, 6.50%, 12/25/31	60,351
40,739	Residential Accredit Loans, Inc., Series 2002-QS14, Class A5, 5.13%, 9/25/32	40,887
1,066,896	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	1,040,506
4,217,094	Residential Accredit Loans, Inc., Series 2003-QS2, Class A6, 4.50%, 2/25/33	4,230,546
150,000	Residential Asset Mortgage Products, Inc, Series 2004-RS2, Class AI2, 3.35%, 8/25/29	147,603
1,330,993	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	1,394,321
536,096	Residential Asset Securitization Trust, Series 2002-A15, Class A3, 5.50%, 1/25/33	535,840
193,966	Residential Funding Mortgage Securities I, Series 2002-S6, Class A5, 6.00%, 4/25/17	193,551
291,760	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	300,095
1,786,527	Residential Funding Mortgage Securities I, Series 2003-S2, Class A1, 5.00%, 2/25/33	1,789,795
1,640,115	Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A4, 5.50%, 6/25/34	1,650,754
4,041,632	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	4,085,846
41,000	Structured Asset Securities Corporation, Series 2001-17, Class A4, 6.50%, 12/25/31	41,292
252,698	Structured Asset Securities Corporation, Series 2002-3, Class 1A9, 5.50%, 3/25/32	252,457
581,926	Structured Asset Securities Corporation, Series 2002-17, Class 1A3, 6.00%, 9/25/32	582,680
1,099,671	Structured Asset Securities Corporation, Series 2002-19, Class A1, 4.20%, 10/25/32	1,099,653

31,534	Structured Asset Securities Corporation, Series 2002-8A, Class 6A, 7.03%, 5/25/32	32,367
7,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	7,206
385,711	Summit Mortgage Trust, Series 2001-1, Class B1, 6.03%, 12/28/12	390,773
269,975	Vendee Mortgage Trust, Series 1993-2, Class J, 6.75%, 2/15/10	269,940
917,216	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	917,268
444,271	Washington Mutual, Series 2002-S7, Class 4A10, 5.00%, 11/25/32	446,460
965,068	Washington Mutual, Series 2003-S3, Class 1A46, 5.00%, 6/25/33	964,942
1,017,375	Washington Mutual MSC Mortgage, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	1,015,954
1,141,258	Washington Mutual MSC Mortgage, Series 2001-MS14, Class 2A1, 6.00%, 12/25/31	1,145,007
404,769	Washington Mutual MSC Mortgage, Series 2001-MS15, Class 3A1, 6.25%, 1/25/32	409,838
1,548,690	Washington Mutual, Series 2002 -S3, Class 1A11, 6.50%, 6/25/32	1,563,153
2,441	Washington Mutual, Series 2002-AR4, Class A1, 5.56%, 4/26/32	2,481
1,849,117	Washington Mutual, Series 2002-S2, Class 1A8, 6.50%, 3/25/32	1,857,256
354,775	Wells Fargo Alternative Loan Trust, Series 2002-1, Class 2A1, 6.25%, 8/25/32	357,813
976,018	Wells Fargo Mortgage Backed Securities Trust, Series 2001-30, Class A3, 6.00%, 12/25/31	979,733
3,711,003	Wells Fargo Mortgage Backed Securities Trust, Series 2002-18, Class 1A4, 4.75%, 12/25/32	3,726,181
182,468	Wells Fargo Mortgage Backed Securities Trust, Series 2002-20, Class A2, 6.00%, 12/25/32	183,107
169,297	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 2A1, 5.00%, 2/25/33	169,255
199,496	Wells Fargo Mortgage Backed Securities Trust, Series 2003-3, Class 1A21, 5.25%, 4/25/33	200,893
115,000	Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A3, 4.15%, 8/25/34	114,499

Total Collateralized Mortgage Obligations (Cost $103,996,097)		103,463,323

Corporate Bonds (8.4%):
Aerospace & Defense (0.6%):
1,250,000	Boeing Capital Corp., 5.75%, 2/15/07	1,308,624

Banking (1.9%):
500,000	JPMorgan Chase & Co., 6.50%, 1/15/09	543,400
1,000,000	Keycorp, 2.75%, 2/27/07	982,594
3,000,000	Keycorp, 2.30%, 7/23/07	2,999,178

		4,525,172

Brokerage Services (0.3%):
700,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	714,113
75,000	Salomon Smith Barney Holdings, 6.25%, 1/15/05	75,369

		789,482

Financial - Leasing Company (1.8%):
570,000	International Lease Finance Corp., 4.75%, 1/18/05	571,531
500,000	International Lease Finance Corp., 5.70%, 7/3/06	518,310
3,000,000	International Lease Finance Corp., 5.32%, 12/9/07	3,119,583

		4,209,424

Financial Services (3.5%):
66,000	Commercial Credit Co., 6.13%, 12/1/05	67,986
2,000,000	General Electric Capital Corp., 2.85%, 1/30/06	1,995,136
1,030,000	Household Finance Corp., 5.50%, 3/15/05	1,036,392
140,000	Household Finance Corp., 5.00%, 5/15/05	140,947
120,000	Household Finance Corp., 5.15%, 9/15/05	121,274
1,300,000	Household Finance Corp., 5.75%, 1/30/07	1,359,137
1,000,000	Household Finance Corp., 7.70%, 7/15/22	1,049,200
500,000	Preferred Term Securities IX, 4.28%**, 4/3/33, Callable 4/3/08 @ 100*	500,000
2,000,000	Preferred Term Securities XV, 3.44%, 9/24/34, Callable 9/26/09 @100*	1,999,999

		8,270,071

Telecommunications (0.3%):
750,000	GTE Southwest, Inc., 6.00%, 1/15/06	773,042

Total Corporate Bonds (Cost $19,581,804)		19,875,815

Taxable Municipal Bonds (1.1%):
Missouri (1.1%):
2,500,000	St. Louis Missouri Airport Revenue Refunding, 2.05%, Insured by: FSA 7/1/05	2,490,450

Total Taxable Municipal Bonds (Cost $2,500,000)		2,490,450

U.S. Government Agencies (19.4%):
Fannie Mae (5.6%):
4,500,000	2.27%, 11/17/05	4,474,998
5,100,000	2.63%, 9/29/06	5,050,734
2,275,000	3.55%, 12/3/07, Callable 12/03/04 @ 100*	2,275,089
500,000	4.00%, 1/30/09 Callable 12/23/04 @ 100*	499,622
1,000,000	5.00%, 11/28/14, Callable 2/28/05 @100*	1,003,309

		13,303,752

Federal Farm Credit Bank (1.0%):
2,300,000	3.97%, 6/17/08, Callable 12/17/04 @ 100*	2,280,342

Federal Home Loan Bank (6.2%):
210,000	2.65%, 5/26/06	208,774
1,000,000	3.50%, 8/15/06	1,006,067
3,000,000	2.50%, 6/21/07, Callable 12/21/04 @ 100*	2,999,739
700,000	2.25%, 9/24/07, Callable 3/24/05 @ 100*	698,926

5,000,000	3.75%, 8/15/08	5,004,279
250,000	4.00%, 6/23/09, Callable 12/23/04 @ 100*	250,210
1,000,000	3.50%, 12/29/09, Callable 12/29/04 @ 100*	1,000,221
500,000	3.13%, 12/30/09, Callable 12/30/04 @ 100	500,871
577,778	4.75%, 4/30/14, Callable 1/30/05 @ 100*	578,417
2,500,000	4.07%, 7/16/18, Callable 1/16/05 @ 100*	2,493,893

		14,741,397

Freddie Mac (6.6%):
6,000,000	2.63%, 5/19/06	5,939,159
500,000	3.05%, 1/19/07, Callable 1/19/05 @ 100*	497,932
3,250,000	2.10%, 12/8/08, Callable 12/8/04 @ 100*	3,249,782
1,500,000	3.00%, 11/18/09, Callable 11/18/05 @ 100*	1,487,882
2,000,000	4.38%, 2/4/10, Callable 2/4/05 @ 100*	1,998,344
1,000,000	4.13%, 5/12/10, Callable 5/12/05 @ 100*	997,500
500,000	4.00%, 12/15/10, Callable 12/15/04 @ 100*	499,574
1,000,000	4.50%, 12/16/10, Callable 12/16/05 @ 100*	995,539

		15,665,712

Total U.S. Government Agencies (Cost $46,168,876)		45,991,203

U.S. Treasury Notes (13.2%):
6,000,000	1.63%, 4/30/05	5,982,888
5,500,000	1.50%, 7/31/05	5,464,553
11,000,000	2.25%, 4/30/06	10,911,483
5,000,000	2.50%, 10/31/06	4,953,905
2,000,000	3.13%, 4/15/09	1,961,954
2,000,000	3.63%, 7/15/09	1,997,188

Total U.S. Treasury Notes (Cost $31,380,321)		31,271,971

Investments in Affiliates (9.0%):
Investment Companies (9.0%):
6,832,490	American Performance Institutional Cash Management Fund	6,832,490
14,501,173	American Performance U.S. Treasury Fund	14,501,172

Total Investments in Affiliates (Cost $21,333,662)		21,333,662

Total Investments (Cost $241,252,783) (a) - 99.6%		241,305,288
Other assets in excess of liabilities - 0.4%		927,175

NET ASSETS - 100.0%		$236,709,051

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by $67,579 for differences between book and tax amortization methods for premium and market discounts and by the amount of losses of $1,751. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$1,267,970
Unrealized depreciation	(1,284,795)
Net unrealized depreciation	$(16,825)

(b)	Represents an illiquid security

Issue Description	Acquisiton Date	Cost	Value Per Share	Percent of Fund
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/24/2003	2,045,484	$0.99	0.86%
ACLC Business Loan Receivables Trust, Series 1998-2,
Class A3, 6.69%, 4/15/20	7/15/2003	2,072,600	$0.96	0.88%

Issue Description	Acquisiton Date	Cost	Value Per Share	Percent of Fund
ACLC Business Loan Receivables Trust, Series 1999-2, Class A2, 7.59%, 1/15/21	8/15/2003	481,463	$1.00	0.20%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/30/2003	1,468,375	$1.00	0.62%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/12/2003	418,479	$1.01	0.18%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/7/2003	984,457	$0.89	0.42%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/24/2003	1,520,960	$1.01	0.64%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/21/2003	1,461,591	$1.03	0.62%
Captec Franchise Trust, Series 2000-1, Class A2 8.16%, 6/15/13	10/15/2003	1,607,100	$0.87	0.68%
Franchise Finance Corporation of America Secured Lending Corp., Series 1999-1A, Class A1B, 6.94%, 9/18/25	12/12/2003	1,012,500	$0.95	0.43%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/29/2003	3,497,396	$1.00	1.48%

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security
**	Represents Variable Rate Investments. The rate presented on the Schedule of Portfolio investments is the rate in effect at November 30, 2004. The date presented reflects the final maturity date.

FSA – Financial Security Assurance

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments	November 30, 2004
(Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (b) (8.8%):
665,469	ACLC Business Loan Receivables Trust, Series 1998-1, Class A1I, 6.44%, 9/15/19	$656,319
500,000	ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	480,000
164,953	ACLC Business Loan Receivables Trust, Series 1999-2, Class A2, 7.59%, 1/15/21	165,408
835,814	ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	833,753
1,118,827	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	1,128,198
369,553	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	375,026
500,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	446,429
614,292	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	633,977
1,000,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	868,978
700,000	Franchise Finance Corporation of America Secured Lending Corp., Series 1999-1A, Class A1B, 6.94%, 9/18/25	667,240
1,683,540	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	1,682,543

Total Asset Backed Securities (Cost $7,647,037)		7,937,871

Collateralized Mortgage Obligations (31.3%):
59,385	Banc of America Funding Corp., Series 2000-1, Class 1A12, 6.75%, 11/20/32	59,390
547,291	Bank of America Mortgage Securities, Series 2002-9, Class 2A1, 5.75%, 10/25/17	549,698
258,713	Bank of America Mortgage Securities, Series2003-9, Class 3A1, 5.00%, 12/25/18	260,250
109,117	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class 6A, 5.94%**, 6/25/32	106,320
153,348	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	154,962
223,154	Citicorp Mortgage Securities, Inc., Series 2002-6, Class 2A1, 6.00%, 5/25/32	222,700
11,000	Citicorp Mortgage Securities, Inc., Series 2002-11, Class 1A10, 6.00%, 11/25/32	11,021

8,689	Citicorp Mortgage Securities, Inc., Series 2002-11, Class 1A8, 6.00%, 11/25/32	8,675
289,599	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	295,346
267,699	Countrywide Home Loans, Series 2002-12, Class 3A1, 6.00%, 8/25/17	267,110
8,000	Countrywide Home Loans, Series 2001-29, Class AS, 6.25%, 2/25/32	7,995
400,000	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	411,081
1,356,727	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	1,380,494
575,710	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	570,054
54,870	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	56,588
5,745	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-26, Class 3A1, 7.50%, 11/25/31	5,742
689,704	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8 , Class 5A1, 6.50%, 4/25/33	703,113
74,191	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 3A3, 6.00%, 1/25/33	74,438
553,908	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	556,805
1,479,565	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	1,479,150
50,343	Emergent Home Equity Loan Trust, Series 1997-3, Class A5, 7.29%, 10/20/28	50,830
4,568	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	4,665
4,018	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	4,330
41,842	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	43,755
15,312	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	16,475
8,906	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	9,694
30,487	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	32,803
33,539	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	35,943
6,739	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	7,233
56,564	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	60,079
15,665	Fannie Mae, Series 1992-45, Class F, 3.56%, 4/25/22	15,885
259,987	Fannie Mae, 3.52%**, 11/1/22, Pool #189916	267,561
8,452	Fannie Mae, Series 1993-60, Class D, 7.00%, 11/25/22	8,474
86,468	Fannie Mae, 4.38%**, 7/1/23, Pool #224951	89,411
7,344	Fannie Mae, Series 1996-64, Class PF, 7.00%, 7/18/26	7,368

121,509	Fannie Mae, Series 1999-7, Class D, 6.00%, 3/18/28	123,287
457,378	Fannie Mae, 5.35%**, 4/1/32, Pool #638549	462,333
1,321,677	Fannie Mae, 5.00%, Pool #683235 2/1/33	1,325,090
120,978	Fannie Mae, Series 1992-53, Class G, 7.00%, 4/25/07	124,341
4,392	Fannie Mae, Series 1993-154, Class K, 6.00%, 8/25/08	4,388
17,905	Fannie Mae, Series 1994-30, Class H, 6.25%, 11/25/22	17,899
55,596	Fannie Mae, Series 2001-4, Class D, 6.50%, 4/25/28	55,705
498	Fannie Mae, Series 2002-1, Class HE, 6.00%, 7/25/20	498
528	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	550
107,927	Fannie Mae, Series 2002-3, Class OD, 6.00%, 12/25/14	108,067
390,821	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	394,892
153,456	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	162,471
187,144	First Horizon Asset Securities, Inc., Series 2002-6, Class 2A1, 5.75%, 10/25/17	186,949
645,198	First Horizon Mortgage Pass-Through Trust, Series 2002-7, Class 2A2, 5.25%, 12/25/17	651,655
25,763	First Nationwide Trust, Series 2001-2, Class 3A1, 7.00%, 6/25/31	25,719
18,843	Freddie Mac, Series 1176, Class H, 8.00%, 12/15/06	18,907
34,036	Freddie Mac, Series 2497, Class UH, 5.50%, 5/15/15	34,256
185,696	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	189,577
135,042	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	133,400
23,716	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	23,694
17,393	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	17,389
22,406	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	22,385
22,506	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	22,558
35,718	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	36,795
72,956	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	75,783
86,842	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	89,920
106,369	Freddie Mac, Series 24, Class K, 6.25%, 9/25/22	106,686
68,245	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	70,735
30,571	Freddie Mac, Series 1543, Class PJ, 7.00%, 10/15/22	30,607
1,000,000	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	1,028,240
52,711	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	55,488
216,109	Freddie Mac, Series 2513, Class QK, 5.00%, 8/15/28	216,418
117,841	Freddie Mac, Series 2430, Class GD, 6.50%, 11/15/30	118,684

141,532	Freddie Mac, Series 2462, Class JE, 6.50%, 11/15/30	144,352
200,000	Freddie Mac, Series 2702, Class GA, 6.00%, 2/15/32	204,382
6,790	Freddie Mac, Series 1222, Class P, 3.58%, 3/15/22	6,870
81,375	Freddie Mac, Series 1617, Class PJ, 6.20%, 1/15/23	81,929
14,144	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	15,859
16,940	Freddie Mac, Series 2118, Class QD, 6.50%, 10/15/27	16,993
52,178	Freddie Mac, Series 2388, Class BE, 6.50%, 7/15/30	52,387
176,826	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	179,505
7,711	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	7,891
223,625	Freddie Mac, Series 2487, Class D, 5.50%, 7/15/30	224,472
234,400	Freddie Mac, Series 2501, Class AM, 5.50%, 1/15/16	236,969
989,626	Freddie Mac, Series 2517, Class BK, 5.00%, 2/15/31	994,568
893,776	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	893,506
739,891	Freddie Mac, Series 2568, Class KA, 4.25%, 12/15/21	737,914
172,758	Freddie Mac, Series 2569, Class AD, 4.50%, 1/15/30	173,039
354,612	Freddie Mac, Series 2573, Class GJ, 5.00%, 1/15/13	357,837
123,844	GMAC Mortgage Corporation Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	126,035
1,135	Government National Mortgage Assoc., 9.00%, 3/15/06, Pool #299211	1,184
13,866	Government National Mortgage Assoc., 9.00%, 12/15/06, Pool #316045	14,467
28,648	Government National Mortgage Assoc., 7.50%, 6/15/07, Pool #329595	29,819
157,446	Government National Mortgage Assoc., 6.00%, 1/15/09, Pool #371901	165,425
340,922	Government National Mortgage Assoc., 6.50%, 12/1/11, Pool #E20275	361,616
1,885	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	2,101
12,524	Government National Mortgage Assoc., 8.00%, 11/15/21, Pool #308330	13,734
26,909	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	29,500
24,837	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	27,209
8,968	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	9,760
1,924	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	2,088

102,746	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	109,667
4,809	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	5,219
12,035	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	13,061
58,939	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	63,964
76,510	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	83,393
104,308	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	113,691
27,033	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	28,365
1,580	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	1,679
220,216	Government National Mortgage Assoc., Series 1998-1, Class PD, 6.25%, 8/20/27	222,363
55,000	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	56,839
133,484	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	134,598
741,309	Master Asset Securitization Trust, Series 2002-6, Class 3A3, 6.25%, 10/25/32	748,237
552,665	Nationsbanc Montgomery Funding Corp., Series 1998-3, Class A10, 6.50%, 7/25/28	551,096
15,353	Prudential Home Mortgage Securities, Series 1993-9, Class A11, 7.50%, 3/25/08	15,486
93,401	Residential Accredit Loans, Inc., Series 1997-QS9, Class A8, 7.25%, 9/25/27	93,243
1,064,795	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	1,115,456
1,363,114	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	1,378,026
34,073	Structured Asset Securities Corporation, Series 1997-2, Class 2A4, 7.25%, 3/28/30	34,188
104,331	Structured Asset Securities Corporation, Series 2002-3, Class 1A1, 5.50%, 3/25/32	104,232
210,746	Structured Asset Securities Corporation, Series 2002-3, Class 1A9, 5.50%, 3/25/32	210,546
500,000	Structured Asset Securities Corporation, Series 2002-6; Class 1A5, 6.50%, 4/25/32	506,484
113,658	Structured Asset Securities Corporation, Series 2002-17, Class 1A3, 6.00%, 9/25/32	113,805
199,940	Structured Asset Securities Corporation, Series 2002-19, Class A1, 4.20%, 10/25/32	199,937
85,000	Structured Asset Securities Corporation, Series 2002-3, Class A4, 6.40%, 3/25/32	85,849

2,000	Structured Mortgage Asset Residential Trust, Series 1992-8, Class G, 7.55%, 9/25/23	2,051
80,000	UCFC Home Equity Loan, Series 1998-A, Class A7, 6.87%, 7/15/29	80,798
5,885	Vendee Mortgage Trust, Series 1999-2, Class 1D, 6.50%, 12/15/24	5,943
1,049,276	Washington Mutual MSC Mortgage, Series 2001-MS14, Class 1A19, 6.50%, 12/25/31	1,067,197
212,258	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	216,566
663,724	Washington Mutual, Series 2002-S3, Class 1A11, 6.50%, 6/25/32	669,923
426,719	Washington Mutual, Series 2002-S2, Class 1A8, 6.50%, 3/25/32	428,598
45,000	Washington Mutual, Series 2003-AR5, Class A5, 3.84%, 6/25/33	44,593
100,000	Washington Mutual, Series 2003-S3, Class 1A31, 5.25%, 6/25/33	101,451
337,767	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	340,799
8,742	Wells Fargo Mortgage Backed Securities Trust, Series 2002-19, Class 1A4, 6.00%, 11/25/32	8,739
111,330	Wells Fargo Mortgage Backed Securities Trust, Series 2002-18, Class 1A3, 6.00%, 12/25/32	112,253
169,297	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 2A1, 5.00%, 2/25/33	169,255

Total Collateralized Mortgage Obligations (Cost $28,210,841)		28,119,805

Corporate Bonds (15.2%):
Banking (2.4%):
400,000	Keycorp, 2.75%, 2/27/07	393,038
1,750,000	Keycorp, 2.30%**, 7/23/07	1,749,520

		2,142,558

Brokerage Services (0.9%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	204,032
250,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	251,942
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	395,569

		851,543

Financial - Leasing Company (1.7%):
500,000	International Lease Finance Corp., 5.70%, 7/3/06	518,310
1,000,000	International Lease Finance Corp., 5.32%, 12/9/07	1,039,861

		1,558,171

Financial Services (9.8%):
2,550,000	General Electric Capital Corp., 6.00%, 6/15/12	2,762,354
1,000,000	General Motors Acceptance Corp., 6.63%, 10/15/05	1,026,154
45,000	Household Finance Corp., 5.20%, 3/15/05	45,236
200,000	Household Finance Corp., 5.75%, 1/30/07	209,098
50,000	Household Finance Corp., 6.80%, 5/15/11	53,079

75,000	Household Finance Corp., 6.60%, 6/15/11	78,760
20,000	Household Finance Corp., 7.50%, 2/15/17	20,098
331,000	Household Finance Corp., 7.50%, 6/15/22, Callable 6/15/07 @ 100*	344,687
500,000	Household Finance Corp., 7.70%, 7/15/22	524,600
300,000	Household Finance Corp., 7.40%, 8/15/22	310,670
500,000	I-Preferred Term Securities, 4.01%**, 12/11/32, Callable 12/11/07 @ 100*	500,000
500,000	Preferred Term Securities IX, 4.28%**, 4/3/33, Callable 4/3/08 @ 100*	500,000
500,000	Preferred Term Securities XI, 3.49%**, 9/24/33, Callable 9/24/08 @ 100*	500,000
2,000,000	Preferred Term Securities XV, 3.44%**, 9/24/34, Callable 9/26/09 @100*	2,000,000

		8,874,736

Telecommunications (0.4%):
50,000	Qwest Corp., 6.88%, 9/15/33	50,099
250,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	268,390

		318,489

Total Corporate Bonds (Cost $13,525,076)		13,745,497

Taxable Municipal Bonds (4.2%):
California (0.6%):
500,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	534,375

Georgia (1.2%):
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,096,250

Louisiana (2.2%):
1,000,000	Orleans Parish School Board, Revenue, Series A, 6.45%, 2/1/05, Insured by: FGIC	1,006,020
1,000,000	Orleans Parish School Board, Revenue, Series A, 6.50%, 2/1/06, Insured by: FGIC	1,036,250

		2,042,270

Wisconsin (0.2%):
145,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	156,238

Total Taxable Municipal Bonds (Cost $3,634,262)		3,829,133

U.S. Government Agencies (25.8%):
Fannie Mae (5.5%):
2,500,000	2.63%, 9/29/06	2,475,850
1,000,000	3.55%, 12/3/07, Callable 12/03/04 @ 100*	1,000,039
750,000	4.00%, 11/10/11, Callable 2/10/05 @100*	747,217
750,000	5.00%, 11/28/14, Callable 2/28/05 @100*	752,482

		4,975,588

Federal Farm Credit Bank (1.1%):
1,000,000	3.97%, 6/17/08, Callable 12/17/04 @ 100*	991,453

Federal Home Loan Bank (10.9%):
2,000,000	3.00%, 5/15/06	1,998,730
300,000	3.50%, 8/15/06	301,820
500,000	2.25%, 9/24/07, Callable 3/24/05 @ 100*	499,233
180,000	4.10%, 7/14/08, Callable 7/14/05 @ 100*	179,548
50,000	4.13%, 8/5/08, Callable 8/05/05 @ 100*	49,889
50,000	4.00%, 8/13/08	50,008
450,000	3.75%, 8/15/08	450,385
1,000,000	3.88%, 8/22/08, Callable 2/22/05 @ 100*	999,137
550,000	3.00%, 12/30/08, Callable 12/30/04 @ 100*	550,211
2,500,000	3.50%, 6/19/09	2,452,458
250,000	4.00%, 12/1/10, Callable: 12/01/04 @ 100*	250,000
500,000	4.00%, 12/9/11, Callable 3/09/05 @ 100*	499,057
555,556	4.75%, 4/30/14, Callable 1/30/05 @ 100*	556,170
1,000,000	4.07%**, 7/16/18, Callable 1/16/05 @100*	997,557

		9,834,203

Freddie Mac (8.3%):
2,550,000	2.63%, 5/19/06	2,524,142
500,000	3.05%, 1/19/07, Callable 1/19/05 @ 100*	497,932
1,500,000	2.10%, 12/8/08, Callable 12/8/04 @ 100*	1,499,899
500,000	4.55%, 1/20/11, Callable 1/20/06 @ 100*	503,509
10,000	6.38%, 8/1/11, Callable 8/1/06 @ 100*	10,379
500,000	4.00%, 2/10/12, Callable 2/10/05 @ 100*	496,433
150,000	4.00%, 9/17/12, Callable 3/17/05 @ 100*	147,976
100,000	4.13%, 10/15/13, Callable 12/13/04 @ 100*	99,552
1,000,000	4.00%, 10/28/13, Callable 10/28/05 @ 100*	966,412
750,000	5.13%, 11/7/13, Callable 11/07/05 @ 100*	749,872

		7,496,106

Total U.S. Government Agencies (Cost $23,434,559)		23,297,350

U.S. Treasury Bonds (3.5%):
1,500,000	5.50%, 8/15/28	1,583,907
1,500,000	5.38%, 2/15/31	1,578,750

Total U.S. Treasury Bonds (Cost $3,121,879)		3,162,657

U.S. Treasury Notes (8.4%):
1,250,000	6.75%, 5/15/05	1,274,365
2,800,000	3.50%, 11/15/06	2,826,249
2,000,000	3.25%, 8/15/08	1,986,640
5,000	3.13%, 4/15/09	4,905
1,000,000	3.63%, 7/15/09	998,594
500,000	4.25%, 8/15/13	498,887

Total U.S. Treasury Notes (Cost $7,546,419)		7,589,640

Investments in Affiliates (2.4%):
Investment Companies (2.4%):
1,984,654	American Performance Institutional Cash Management Fund	1,984,654

152,214	American Performance U.S. Treasury Fund	152,214

Total Investments in Affiliates (Cost $2,136,868)		2,136,868

Total Investments (Cost $89,256,941) (a) - 99.6%		89,818,821
Other assets in excess of liabilities - 0.4%		395,583

NET ASSETS - 100.0%		$90,214,404

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of $4,324 for differences between book and tax amortization methods for premium and market discounts. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,097,379
Unrealized depreciation	(539,823)
Net unrealized appreciation	$557,556

(b)	Represents an illiquid security

Issue Description	Acquisiton Date	Cost	Value Per Share	Percent of Fund
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/24/2003	1,912,078	$0.99	2.12%
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	458,225	$0.96	0.51%
ACLC Business Loan Receivables Trust, Series 1999-2, Class A2, 7.59%, 1/15/21	8/15/2003	159,720	$1.00	0.18%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/30/2003	815,278	$1.00	0.90%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/12/2003	343,685	$1.01	0.38%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/7/2003	405,000	$0.89	0.45%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/24/2003	1,042,749	$1.01	1.16%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/21/2003	611,989	$1.03	0.68%
Captec Franchise Trust, Series 2000-1, Class A2 8.16%, 6/15/13	10/15/2003	767,500	$0.87	0.85%
Franchise Finance Corporation of America Secured Lending Corp., Series 1999-1A, Class A1B, 6.94%, 9/18/25	12/12/2003	710,350	$0.95	0.79%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/29/2003	1,656,017	$1.00	1.84%

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

**	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2004. The date presented reflects the final maturity date.

AMBAC - American Municipal Bond Assurance Corporation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GO - General Obligations Bond

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments	November 30, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (b) (10.7%):
665,469	ACLC Business Loan Receivables Trust, Series 1998-1, Class A1I, 6.44%, 9/15/19	$656,319
250,000	ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	240,000
37,489	ACLC Business Loan Receivables Trust, Series 1999-2, Class A2, 7.59%, 1/15/21	37,593
688,317	ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	686,620
799,162	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	805,856
369,553	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	375,026
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	223,214
399,290	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	412,085
500,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	434,489
500,000	Franchise Finance Corporation of America Secured Lending Corp., Series 1999-1A, Class A1B, 6.94%, 9/18/25	476,600
913,922	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	913,381

Total Asset Backed Securities (Cost $5,082,866)		5,261,183

Collateralized Mortgage Obligations (20.3%):
58,903	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	59,044
371,923	Citicorp Mortgage Securities, Inc., Series 2002-6, Class 2A1, 6.00%, 5/25/32	371,167
85,927	Countrywide Home Loans, Series 2002-12, Class 3A1, 6.00%, 8/25/17	85,738
109,740	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	113,177
12,224	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-26, Class 3A1, 7.50%, 11/25/31	12,217
143,236	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 1A3, 6.53%, 5/25/32	144,320
219,919	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 2A1, 5.00%, 12/25/32	220,287

300,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A3, 4.50%, 6/25/33	300,693
553,908	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	556,805
147,077	Fannie Mae, Series 2002-12, Class PD, 6.00%, 10/25/14	147,331
185,454	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	197,453
201,159	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	212,125
31,590	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	32,893
17,434	Fannie Mae, Series 2001-47, Class B, 6.00%, 12/25/29	17,517
93,717	Fannie Mae, Series 2001-60, Class PM, 6.00%, 3/25/30	95,209
681,474	Fannie Mae, 5.00%, Pool #683235 2/1/33	683,233
62,381	First Horizon Asset Securities, Inc., Series 2002-6, Class 2A1, 5.75%, 10/25/17	62,316
51,510	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	52,257
135,042	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	133,400
171	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	172
3,514	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	3,546
54,335	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	56,440
61,141	Freddie Mac, Series 1543, Class PJ, 7.00%, 10/15/22	61,213
25,490	Freddie Mac, Series 54, Class C, 7.75%, 3/18/25	26,777
1,000,000	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	1,028,241
5,085	Freddie Mac, Series 2113, Class MU, 6.50%, 8/15/27	5,080
188,131	Freddie Mac, Series 2061, Class TA, 5.25%, 10/15/27	189,433
813,130	Freddie Mac, Series 1999, Class PU, 7.00%, 10/15/27	852,323
127,575	Freddie Mac, Series 2513, Class QK, 5.00%, 8/15/28	127,757
261,291	Freddie Mac, Series 2462, Class JE, 6.50%, 11/15/30	266,496
2,328	Freddie Mac, Series 2452, Class B, 6.50%, 2/15/31	2,328
25,267	Freddie Mac, Series 2422, Class MC, 6.50%, 4/15/31	25,664
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	158,588
255,692	Government National Mortgage Assoc., 6.50%, 12/1/11, Pool #E20275	271,212
5,143	Government National Mortgage Assoc., 10.50%, 11/15/15, Pool #268347	5,745
52,567	Government National Mortgage Assoc., 9.00%, 10/15/20, Pool #289412	59,092
27,051	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	30,434

47,299	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	50,591
75,509	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	81,787
9,120	Government National Mortgage Assoc., 7.50%, 12/15/25, Pool #401510	9,846
143,726	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	156,654
2,107	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	2,297
12,869	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	13,583
74,017	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	77,586
55,054	Government National Mortgage Assoc., Series 1998-1, Class PD, 6.25%, 8/20/27	55,591
167,973	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	178,836
3,904	Government National Mortgage Assoc., Series 2001-57, Class C, 6.50%, 4/20/30	3,910
9,898	Government National Mortgage Assoc., Series 2001-43, Class CB, 6.50%, 8/20/30	9,963
470,515	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	470,951
709,863	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	743,638
519,141	Salomon Brothers Mortgage Securities, Series 2002-UST1, Class A1, 6.50%, 9/25/16	529,051
20,000	Structured Asset Securities Corp., Series 2001-5, Class A4, 6.75%, 4/25/31	20,012
12,000	Structured Asset Securities Corp., 6.75%, Series 2001-6, Class A4 5/25/31	12,013
11,000	Structured Asset Securities Corp., Series 2001-9, Class A4, 6.50%, 7/25/31	11,018
269,990	Structured Mortgage Asset Residential Trust, Series 2003-1, Class 2A1, 6.00%, 2/25/18	275,556
79,847	Washington Mutual MSC Mortgage, Series 2001-MS15, Class 2A2, 6.00%, 1/25/17	80,115
104,334	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	105,956
50,000	Washington Mutual MSC Mortgage, Series 2003-MS3, Class 1A9, 5.50%, 3/25/33	50,110
4,000	Wells Fargo Mortgage Backed Securities Trust, Series 2002-19, Class 2A4, 5.50%, 11/25/32	3,996
111,330	Wells Fargo Mortgage Backed Securities Trust, Series 2002-18, Class 1A3, 6.00%, 12/25/32	112,253

244,005	Wells Fargo Mortgage Backed Securities Trust, Series 2001-30, Class A3, 6.00%, 12/25/31	244,933

Total Collateralized Mortgage Obligations (Cost $9,890,759)		9,967,969

Corporate Bonds (23.9%):
Banking (0.9%):
381,000	JPMorgan Chase & Co., 7.00%, 11/15/09	424,330

Brokerage Services (4.9%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	204,032
500,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	503,885
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	758,625
1,000,000	Morgan Stanley, 4.75%, 4/1/14	964,377

		2,430,919

Electric Integrated (0.1%):
10,000	Arkansas Power & Light, 7.00%, 10/1/23, Callable 10/01/05@ 102.50*	10,191
25,000	Arkansas Power & Light, 7.00%, 10/1/23, Callable 10/01/05 @ 102.50*	25,478

		35,669

Financial Services (15.2%):
100,000	American International Group Inc., 4.25%, 5/15/13	95,490
500,000	General Electric Capital Corp., 7.50%, 6/15/09	569,049
1,390,000	General Electric Capital Corp., 6.00%, 6/15/12	1,505,753
545,000	General Electric Capital Corp., 5.45%, 1/15/13	569,805
250,000	Household Finance Corp., 5.75%, 1/30/07	261,373
175,000	Household Finance Corp., 7.50%, 2/15/17	175,859
158,000	Household Finance Corp., 7.50%, 2/15/17	158,776
50,000	Household Finance Corp., 7.15%, 5/15/17	50,210
22,000	Household Finance Corp., 7.25%, 5/15/17, Callable 5/15/05 @ 100*	22,135
145,000	Household Finance Corp., 7.25%, 6/15/17	146,052
135,000	Household Finance Corp., 7.63%, 10/15/17	137,374
5,000	Household Finance Corp., 7.50%, 3/15/22, Callable 3/15/07 @100*	5,200
13,000	Household Finance Corp., 7.60%, 4/15/22, Callable 4/15/07 @100*	13,590
20,000	Household Finance Corp., 7.30%, 5/15/22, Callable 5/15/07 @100*	20,644
281,000	Household Finance Corp., 7.40%, 8/15/22	290,994
240,000	Household Finance Corp., 7.45%, 8/15/22, Callable 8/15/07 @100*	249,137
150,000	Household Financial Corp., 6.50%, 11/15/08	162,953
100,000	Household Financial Corp., 7.40%, 2/15/17	100,432
500,000	I-Preferred Term Securities, 4.01%**, 12/11/32, Callable 12/11/07 @ 100*	500,000

1,000,000	Preferred Term Securities IX, 3.75%**, 4/3/33, Callable 4/3/08 @ 100*	1,000,000
500,000	Preferred Term Securities XI, 3.49%**, 9/24/33, Callable 9/24/08 @ 100*	500,000
1,000,000	Preferred Term Securities XV, 3.44%**, 9/24/34, Callable 9/26/09 @100*	999,999

		7,534,825

Telecommunications (2.8%):
1,000,000	Alltel Corp., 7.00%, 3/15/16	1,128,618
110,000	Qwest Corp., 6.88%, 9/15/33	110,217
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/05 @ 101.76*	126,249

		1,365,084

Total Corporate Bonds (Cost $11,383,842)		11,790,827

Taxable Municipal Bonds (8.5%):
California (0.9%):
400,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	427,500

Colorado (2.8%):
1,195,000	Boulder County Colorado Development Revenue, Series B, 7.63%, 9/1/21, Callable 9/1/07 @ 100*, Insured by: AMBAC	1,329,437

Georgia (2.2%):
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,096,250

Illinois (0.3%):
150,000	Springfield Tax Allocation, 7.50%, 2/1/12, Callable 2/1/05 @ 100*, Insured by: AMBAC	151,181

Missouri (2.0%):
905,000	St. Louis Missouri Municipal Finance Corp., Firemens’ Retirement System Revenue, 6.55%, 8/1/09, Insured by: MBIA	990,975

Wisconsin (0.3%):
150,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	161,625

Total Taxable Municipal Bonds (Cost $3,780,736)		4,156,968

U.S. Government Agencies (18.7%):
Fannie Mae (4.6%):
1,000,000	2.63%, 9/29/06	990,339
250,000	3.55%, 12/3/07, Callable 12/03/04 @ 100*	250,010
500,000	4.00%, 11/10/11, Callable 2/10/05 @100*	498,145
500,000	5.00%, 11/28/14, Callable 2/28/05 @100*	501,655

		2,240,149

Federal Farm Credit Bank (0.5%):
250,000	3.97%, 6/17/08, Callable 12/17/04 @ 100*	247,863

Federal Home Loan Bank (4.4%):
350,000	5.00%, 4/30/12, Callable 1/30/05 @100*	350,473

500,000	4.00%, 2/27/14, Callable 2/27/05 @ 100*	500,633
194,444	4.75%, 4/30/14, Callable 1/30/05 @ 100*	194,659
200,000	5.28%, 10/17/14, Callable 4/17/05 @ 100*	200,592
500,000	4.07%**, 7/16/18, Callable 1/16/05 @100*	498,779
424,780	6.50%, 1/15/31	434,184

		2,179,320

Freddie Mac (9.2%):
1,000,000	2.63%, 5/19/06	989,860
500,000	4.55%, 1/20/11, Callable 1/20/06 @ 100*	503,509
500,000	4.75%, 10/11/12, Callable 10/11/05 @ 100*	495,436
1,500,000	4.63%, 5/28/13, Callable 5/28/05 @100*	1,480,163
500,000	4.00%, 10/28/13, Callable 10/28/05 @ 100*	483,206
500,000	5.13%, 11/7/13, Callable 11/07/05 @ 100*	499,915
62,000	6.50%, 12/15/16, Callable 12/15/04 @100*	62,078

		4,514,167

Total U.S. Government Agencies (Cost $9,250,231)		9,181,499

U.S. Treasury Bonds (4.3%):
1,000,000	5.50%, 8/15/28	1,055,938
1,000,000	5.38%, 2/15/31	1,052,500

Total U.S. Treasury Bonds (Cost $2,043,488)		2,108,438

U.S. Treasury Notes (9.2%):
1,500,000	2.38%, 8/15/06	1,486,230
1,000,000	5.00%, 8/15/11	1,057,570
2,000,000	4.25%, 8/15/13	1,995,546

Total U.S. Treasury Notes (Cost $4,533,904)		4,539,346

Investments in Affiliates (3.8%):
Investment Companies (3.8%):
1,846,661	American Performance Institutional Cash Management Fund	1,846,661

Total Investments in Affiliates (Cost $1,846,661)		1,846,661

Total Investments (Cost $47,812,487) (a) - 99.4%		48,852,891
Other assets in excess of liabilities - 0.6%		318,034

NET ASSETS - 100.0%		$49,170,925

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount $21,204 for difference between book and tax amortization methods for premium and market discounts and by the amount of losses of $18,796. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,292,089
Unrealized depreciation	(291,685)
Net unrealized appreciation	$1,000,404

(b)	Represents an illiquid security

Issue Description	Acquisiton Date	Cost	Value Per Share	Percent of Fund
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/24/2003	645,505	$0.99	1.31%
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	226,688	$0.96	0.46%
ACLC Business Loan Receivables Trust, Series 1999-2, Class A2, 7.59%, 1/15/21	10/17/2003	37,489	$1.00	0.08%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/30/2003	676,665	$1.00	1.38%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/12/2003	343,685	$1.01	0.70%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/7/2003	202,500	$0.89	0.41%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/24/2003	743,220	$1.01	1.51%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/21/2003	397,793	$1.03	0.81%
Captec Franchise Trust, Series 2000-1, Class A2 8.16%, 6/15/13	10/15/2003	383,750	$0.87	0.78%
Franchise Finance Corporation of America Secured Lending Corp., Series 1999-1A, Class A1B, 6.94%, 9/18/25	12/12/2003	506,250	$0.95	1.03%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/29/2003	897,708	$1.00	1.83%

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.
**	Represents Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2004. The date presented reflects the final maturity date.

AMBAC - American Municipal Bond Assurance Corp.

FSA - Financial Security Assurance

GO - General Obligations Bond

MBIA - Municipal Bond Insurance Association

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Balanced Fund
Schedule of Portfolio Investments	November 30, 2004
(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (57.2%):
Advertising (0.0%):
420	ADVO, Inc.	$14,746

Aerospace/Defense (0.4%):
520	Armor Holdings, Inc. (b)	22,448
990	Cubic Corp.	25,245
480	Curtiss-Wright Corp.	28,608
420	Esterline Technologies Corp. (b)	14,952
280	FEI Co. (b)	5,989
520	FLIR Systems, Inc. (b)	29,302
460	Littlefuse, Inc. (b)	17,949
600	Moog, Inc. (b)	25,212
1,020	Teledyne Technologies, Inc. (b)	30,294
3,200	United Defense Inds, Inc. (b)	144,961

		344,960

Airlines (0.0%):
760	Mesa Air Group, Inc. (b)	5,335
1,310	SkyWest, Inc.	24,930

		30,265

Apparel / Footwear (0.5%):
520	Brown Shoe Co., Inc.	14,830
640	Genesco, Inc. (b)	18,931
1,090	Hot Topic, Inc. (b)	17,843
1,240	K-Swiss, Inc., Class S	33,594
730	Kellwood Co.	25,411
150	Oxford Industries, Inc.	6,120
1,120	Quiksilver, Inc. (b)	33,208
650	Russell Corp.	11,921
710	Steven Madden, Ltd. (b)	13,391
1,850	Stride Rite Corp.	20,369
150	Timberland Co. (b)	9,500
4,600	V.F. Corp.	248,354
940	Wolverine World Wide, Inc.	28,153

		481,625

Automotive Parts (0.2%):
770	A.O. Smith Corp.	23,139
720	American Axle & Manufacturing Holdings, Inc.	20,995
890	CLARCOR, Inc.	46,743
580	Group 1 Automotive, Inc. (b)	17,116
810	Oshkosh Truck Corp.	50,884
300	Strattec Security Corp. (b)	18,900

		177,777

Banking (6.0%):
1,500	BancorpSouth, Inc.	37,290
7,300	Bank of America Corp.	337,771
520	Bank of the Ozarks, Inc.	18,538
500	Capital Crossing Bank (b)	13,355
1,550	Chittenden Corp.	45,694
36,200	Citigroup, Inc.	1,619,951
820	Columbia Banking System, Inc.	20,820
13,500	Comerica, Inc.	830,250
560	Corus Bankshares, Inc.	27,255
1,460	Dime Community Bancshares, Inc.	26,791
360	Downey Financial Corp.	20,786

890	East West Bancorp, Inc.	36,908
920	First Niagara Financial Group, Inc.	13,285
720	Hancock Holding Co.	24,480
1,520	Hudson United Bancorp	61,788
560	Independence Community Bank Corp.	23,789
540	Irwin Financial Corp.	14,369
19,200	J.P. Morgan Chase & Co.	722,880
1,130	Mid-State Bancshares	33,719
940	NewAlliance Bancshares, Inc.	14,128
7,650	North Fork Bancorporation	220,320
1,030	Prosperity Bancshares, Inc.	29,211
1,190	Southwest Bancorp of Texas	29,107
1,590	Sterling Bancshares, Inc.	23,182
1,180	Suffolk Bancorp	39,152
3,550	TrustCo Bank Corp.	50,055
6,300	U.S. Bancorp	186,669
500	UCBH Holdings, Inc.	22,670
960	UMB Financial Corp.	53,770
1,430	Umpqua Holdings Corp.	36,565
4,900	Washington Mutual, Inc.	199,479
5,500	Wells Fargo & Co.	339,735
460	Wilshire Bancorp, Inc. (b)	14,991
330	Wintrust Financial Corp.	19,747

		5,208,500

Beverages (1.0%):
3,500	Adolph Coors Co., Class B	262,150
7,400	Coca-Cola Co.	290,894
6,800	PepsiCo, Inc.	339,388

		892,432

Broadcasting/Cable (0.7%):
620	4Kids Entertainment, Inc. (b)	12,667
8,900	Comcast Corp. (b)	263,885
8,700	DIRECTV Group, Inc. (b)	139,113
6,400	EchoStar Communications Corp. (b)	209,856

		625,521

Building Materials (0.3%):
1,210	ABM Industries, Inc.	26,560
2,220	Building Materials Holding Corp.	80,919
560	Florida Rock Industries, Inc.	31,528
490	Genlyte Group, Inc. (b)	39,283
730	Griffon Corp. (b)	18,308
1,020	Hughes Supply, Inc.	33,538
1,520	Simpson Manufacturing Co., Inc.	51,072
650	USG Corp. (b)	21,268

		302,476

Business Equipment & Services (0.5%):
620	Administaff, Inc. (b)	9,238
540	CDI Corp.	10,433
820	Checkpoint Systems, Inc. (b)	15,137
550	Convergys Corp. (b)	8,179
880	Digital Insight Corp. (b)	14,366
990	EPIQ Systems, Inc. (b)	14,840
1,500	First Data Corp.	61,634
350	FTI Consulting, Inc. (b)	7,060
690	Global Payments, Inc.	38,060
910	iPass, Inc. (b)	5,906
680	Labor Ready, Inc. (b)	10,798
380	LECG Corp. (b)	7,429
790	MAXIMUS, Inc. (b)	24,751
320	NDCHealth Corp.	6,042
1,160	OCA, Inc. (b)	6,635
480	SOURCECORP, Inc. (b)	7,982
700	Spherion Corp. (b)	5,516
420	StarTek, Inc.	12,079
1,300	Tetra Tech, Inc. (b)	19,812

1,070	United Stationers, Inc. (b)	51,232
540	Viad Corp.	12,955
450	Volt Information Sciences, Inc. (b)	13,725
1,210	Watson Wyatt & Co. Holdings	32,259

		396,068

Chemicals (0.3%):
3,000	Dow Chemical Co.	151,409
980	Fuller (H. B.) Co.	28,048
340	Georgia Gulf Corp.	19,577
480	Lubrizol Corp.	16,584
930	Schulman, Inc.	19,949
540	SurModics, Inc. (b)	16,254

		251,821

Commercial Services (0.8%):
850	Aaron Rents, Inc.	20,621
9,900	ARAMARK Corp.	258,984
6,000	H & R Block, Inc.	286,200
440	NCO Group, Inc. (b)	11,048
3,300	Paychex, Inc.	109,428
400	Vertrue, Inc. (b)	13,880

		700,161

Computer Software & Services (2.6%):
700	ANSYS, Inc. (b)	21,483
620	Brady Corp.	37,882
590	CACI International, Inc., Class A (b)	36,657
600	Carreker-Antinori Corp. (b)	5,064
450	Catapult Communications Corp. (b)	12,213
760	CIBER, Inc. (b)	7,091
870	Cognex Corp.	22,446
4,500	Cognizant Technology Solutions Corp. (b)	171,585
1,080	Dendrite International, Inc. (b)	18,436
1,600	eBay, Inc. (b)	179,920
560	FactSet Research Systems, Inc.	28,924
810	FileNET Corp. (b)	21,716
570	FindWhat.com (b)	10,990
730	Hyperion Solutions Corp. (b)	32,711
810	Internet Security Systems, Inc. (b)	19,610
460	JDA Software Group, Inc. (b)	6,035
620	Manhattan Associates, Inc. (b)	15,066
840	Mantech International Corp. (b)	20,110
42,300	Microsoft Corp.	1,134,062
330	MRO Software, Inc (b)	4,241
14,500	Oracle Corp. (b)	183,569
1,200	Pinnacle Systems, Inc. (b)	6,264
910	Progress Software Corp. (b)	20,657
660	Serena Software, Inc. (b)	13,761
970	Take-Two Interactive Software, Inc. (b)	33,902
970	THQ, Inc. (b)	20,816
770	Verity, Inc. (b)	10,557
800	WebEx Communications, Inc. (b)	18,992
18,900	WebMD Corp. (b)	137,025
510	Websense, Inc. (b)	24,511

		2,276,296

Computers & Peripherals (3.4%):
840	Anixter International, Inc.	31,693
550	Avid Technology, Inc. (b)	31,389
510	Black Box Corp.	21,767
32,000	Cisco Systems, Inc. (b)	598,720
15,400	Dell Computer Corp. (b)	624,007
18,200	Hewlett-Packard Co.	364,000
470	Hutchinson Technology, Inc. (b)	15,402
9,800	International Business Machines Corp.	923,551
730	Komag, Inc. (b)	12,228

500	Mercury Computer Systems, Inc. (b)	15,750
3,800	NCR Corp. (b)	226,974
860	Paxar Corp. (b)	19,909
500	Planar Systems, Inc. (b)	5,330
210	ScanSource, Inc. (b)	13,587

		2,904,307

Construction (0.4%):
550	EMCOR Group, Inc. (b)	25,421
2,800	Hovnanian Enterprises, Inc., Class A (b)	112,756
660	M/I Homes, Inc.	29,839
950	MDC Holdings, Inc.	71,915
130	NVR, Inc. (b)	89,817
530	URS Corp. (b)	15,921

		345,669

Consumer Products (1.2%):
900	Delta & Pine Land Co.	24,030
1,490	Fossil, Inc. (b)	40,305
840	Nautilus Group, Inc.	18,304
7,200	Newell Rubbermaid, Inc.	166,176
8,000	Procter & Gamble Co.	427,839
880	Russ Berrie & Company, Inc.	20,011
380	Stanley Furniture Co., Inc.	17,480
5,500	Whirlpool Corp.	355,025

		1,069,170

Consumer Services (0.2%):
3,800	Station Casinos, Inc.	216,752

Diversified Manufacturing Operations (3.7%):
6,700	3M Co.	533,253
710	Albany International Corp.	23,750
720	AptarGroup, Inc.	37,836
540	Briggs & Stratton Corp.	21,179
250	Carbo Ceramics, Inc.	19,425
6,000	Cummins Engine, Inc.	477,720
450	Cuno, Inc. (b)	29,489
10,400	Emerson Electric Co.	694,928
24,700	General Electric Co.	873,391
150	Hillenbrand Industry, Inc.	8,250
230	Ionics, Inc. (b)	9,938
5,100	Johnson Controls, Inc.	313,140
1,160	Lennox International, Inc.	20,868
280	Nucor Corp.	14,812
980	Tredegar Corp.	18,257
890	Watts Industries, Inc., Class A	27,261
220	Woodward Governor Co.	16,027

		3,139,524

Electronic Components/Instruments (0.7%):
500	Acuity Brands, Inc.	14,715
1,750	Adaptec, Inc. (b)	13,650
440	Advanced Energy Industries, Inc. (b)	3,762
4,500	Agilent Technologies, Inc. (b)	103,004
4,100	Amphenol Corp., Class A (b)	143,950
350	Analogic Corp.	15,862
300	Bel Fuse, Inc.	10,269
500	Belden Cdt, Inc.	11,595
960	Benchmark Electronics, Inc. (b)	33,648
620	C&D Technologies, Inc.	10,745
680	CTS Corp.	9,085
440	Daktronics, Inc. (b)	11,405
670	Electro Scientific Industries, Inc. (b)	13,011
590	Itron, Inc. (b)	12,774
330	Keithley Instruments, Inc.	6,244
510	Measurement Specialties, Inc. (b)	13,010

990	Methode Electronics, Inc., Class A	13,068
450	Omnivision Technologies, Inc. (b)	8,028
850	Park Electrochemical Corp.	17,927
420	Rogers Corp. (b)	19,929
11,200	Sanmina Corp. (b)	98,896
1,540	SBS Technologies, Inc. (b)	20,112
850	Trimble Navigation Ltd. (b)	26,835
540	Vicor Corp.	5,870

		637,394

Entertainment (1.6%):
260	Aztar Corp. (b)	8,793
860	Multimedia Games, Inc. (b)	11,249
860	Polaris Industries, Inc.	56,674
450	Shuffle Master, Inc. (b)	20,714
8,000	The Walt Disney Co.	215,040
40,500	Time Warner, Inc. (b)	717,255
3,600	Viacom, Inc., Class A	128,052
7,500	Viacom, Inc., Class B	260,250
400	WMS Industries, Inc. (b)	11,896

		1,429,923

Financial Services (2.8%):
570	A.G. Edwards, Inc.	22,287
960	Alliance Capital Management Holding LP	38,054
1,020	ASTA Funding, Inc.	22,399
3,500	Capital One Financial Corp.	275,030
11,000	Capitalsource, Inc. (b)	255,200
6,600	CIT Group, Inc.	282,150
500	Coinstar, Inc. (b)	13,010
1,030	CompuCredit Corp. (b)	24,689
1,290	eFunds Corp. (b)	30,728
1,100	First Marblehead Corp. (b)	62,436
2,400	Freddie Mac	163,824
7,260	Friedman, Billings, Ramsey Group, Inc.	138,811
1,510	Investment Technology Group, Inc. (b)	25,308
2,900	iStar Financial, Inc.	127,310
880	Janus Capital Group, Inc.	14,564
8,300	Merrill Lynch & Co.	462,394
4,100	Morgan Stanley Dean Witter & Co.	208,075
440	Piper Jaffray Companies, Inc. (b)	20,244
4,400	Prudential Financial, Inc.	215,380
510	World Acceptance Corp. (b)	13,153

		2,415,046

Food Products & Services (2.0%):
5,400	Bunge Ltd.	284,688
320	Cal-Maine Foods, Inc.	4,233
500	Corn Products International, Inc.	27,210
1,180	Flowers Foods, Inc.	36,025
10,600	H.J. Heinz Co.	393,896
870	Hain Celestial Group, Inc. (b)	16,904
490	J & J Snack Foods, Inc. (b)	23,001
310	John B. Sanfilippo & Son, Inc. (b)	6,882
1,180	Nature’s Sunshine Products, Inc.	19,753
660	Performance Food Group Co. (b)	17,318
530	Ralcorp Holdings, Inc.	21,836
700	Sanderson Farms, Inc.	26,075
25,200	Sysco Corp.	875,701
670	United Natural Foods, Inc. (b)	18,847

		1,772,369

Health Care (0.7%):
780	Accredo Health, Inc. (b)	21,115
2,500	Aetna, Inc.	296,274
610	American Healthways, Inc. (b)	20,344
650	AMERIGROUP Corp. (b)	44,849
480	Amsurg Corp. (b)	12,341

320	Arthrocare Corp. (b)	9,686
550	Centene Corp. (b)	29,425
550	Cross Country Healthcare, Inc. (b)	9,763
550	First Health Group Corp. (b)	9,801
450	Health Net, Inc. (b)	12,249
820	Hooper Holmes, Inc.	4,305
260	Humana, Inc. (b)	6,453
630	IDEXX Laboratories, Inc. (b)	32,508
870	Odyssey Healthcare, Inc. (b)	11,615
190	PacifiCare Health Systems, Inc. (b)	9,196
490	Pediatrix Medical Group, Inc. (b)	30,527
400	RehabCare Group, Inc. (b)	10,528
550	Sierra Health Services, Inc. (b)	30,597
420	Sunrise Senior Living, Inc. (b)	18,039
240	United Surgical Partners International, Inc. (b)	9,473
170	Wellchoice, Inc. (b)	8,328

		637,416

Home Builders (0.2%):
210	Beazer Homes USA, Inc.	26,040
630	Meritage Corp. (b)	58,968
300	Ryland Group, Inc.	30,405
860	Standard Pacific Corp.	48,169

		163,582

Insurance (3.1%):
9,200	American Financial Group, Inc.	289,616
11,900	American International Group, Inc.	753,864
520	American Medical Security Group, Inc. (b)	16,812
4,400	Cigna Corp.	308,088
860	Conseco, Inc. (b)	16,331
860	Delphi Financial Group, Inc.	39,956
10,160	First American Corp.	334,772
1,540	Fremont General Corp.	36,652
600	Hilb, Rogal & Hamilton Co.	20,814
1,150	LandAmerica Financial Group, Inc.	61,410
380	National Western Life Insurance Co., Class A (b)	61,632
520	Philadelphia Consolidated Holding Corp. (b)	35,490
730	ProAssurance Corp. (b)	28,507
820	Selective Insurance Group, Inc.	36,728
11,400	St. Paul Cos., Inc.	415,872
970	Stewart Information Services Corp.	42,341
5,720	UICI	191,048
490	Zenith National Insurance Corp.	22,525

		2,712,458

Lumber (0.0%):
520	Universal Forest Products, Inc.	22,443

Machinery & Equipment (0.5%):
560	Engineered Support Systems, Inc.	30,800
450	Gardner Denver, Inc. (b)	15,480
890	IDEX Corp.	35,600
500	JLG Industries, Inc.	8,700
520	Lone Star Technologies, Inc. (b)	16,328
210	Roper Industries, Inc.	12,926
500	Stewart & Stevenson Services, Inc.	10,000
1,300	Timken Co.	33,800
520	Toro Co.	37,700
690	Tractor Supply Co. (b)	21,887
1,300	United Technologies Corp.	126,853
390	W.W. Grainger, Inc.	24,125
780	Watsco, Inc.	25,795

		399,994

Medical - Biotechnology (0.1%):
700	Biolase Technology, Inc.	6,328
330	Biosite, Inc. (b)	18,378
535	Enzo Biochem, Inc. (b)	10,299
1,100	Pharmaceutical Product Development, Inc. (b)	46,320
550	Techne Corp. (b)	20,433

		101,758

Medical Equipment & Supplies (2.0%):
210	Advanced Medical Optics, Inc. (b)	8,732
590	American Medical Systems Holdings, Inc. (b)	22,514
4,600	Biomet, Inc.	220,202
6,100	Boston Scientific Corp. (b)	212,341
490	Cerner Corp. (b)	25,833
500	CONMED Corp. (b)	14,485
500	Cooper Companies, Inc.	34,765
350	Cyberonics, Inc. (b)	6,500
390	Datascope Corp.	15,635
680	Diagnostic Products Corp.	32,912
510	Haemonetics Corp. (b)	17,799
280	Hologic, Inc. (b)	6,997
390	ICU Medical, Inc. (b)	9,731
340	Immucor, Inc. (b)	10,931
270	Integra Lifesciences Holdings Corp. (b)	9,177
395	Intermagnetics General Corp. (b)	11,641
530	Invacare Corp.	26,770
14,900	Johnson & Johnson	898,767
370	Mentor Corp.	11,418
570	Merit Medical Systems, Inc. (b)	6,475
590	Owens & Minor, Inc.	16,373
750	PolyMedica Corp.	26,663
370	Possis Medical, Inc. (b)	4,270
350	ResMed, Inc. (b)	17,521
480	Respironics, Inc. (b)	26,582
440	Sola International, Inc. (b)	9,504
420	Sybron Dental Specialties, Inc. (b)	14,423
850	Viasys Healthcare, Inc. (b)	15,827
520	Vital Signs, Inc.	19,453

		1,754,241

Metals - Processing & Fabrication (0.8%):
400	Carpenter Technology Corp.	23,380
620	Century Aluminum Co. (b)	15,884
290	Cleveland Cliffs, Inc.	28,101
1,160	Commercial Metals Co.	52,594
640	Encore Wire Corp. (b)	8,624
8,600	Freeport McMoran Copper & Gold, Inc., Class B	336,518
1,000	Maverick Tube Corp. (b)	31,700
400	Metal Management, Inc. (b)	10,512
820	Mueller Industries, Inc.	25,199
710	Quanex Corp.	41,890
720	Reliance Steel & Aluminum Co.	28,735
660	Ryerson Tull, Inc.	10,679
290	Schnitzer Steel Industries, Inc.	10,942
910	Shaw Group, Inc. (b)	13,404
1,200	Steel Dynamics, Inc.	48,636
540	Steel Technologies, Inc.	15,811
560	Wheeling-Pittsburgh Corp. (b)	20,485

		723,094

Oil & Gas Exploration, Production and Services (2.1%):
4,300	Amerada Hess Corp.	382,054
3,700	Apache Corp.	200,022
340	Cabot Oil & Gas Corp.	16,449
400	Cal Dive International, Inc. (b)	17,224
1,530	Cimarex Energy Co. (b)	61,475

690	Frontier Oil Corp.	18,389
810	Gulf Island Fabrication, Inc.	17,229
560	Headwaters, Inc. (b)	17,937
1,560	Holly Corp.	43,945
210	Houston Exploration Co. (b)	12,579
850	Hydril Co. (b)	39,874
510	Input/Output, Inc. (b)	4,473
6,600	Marathon Oil Corp.	260,304
470	Oceaneering International, Inc. (b)	18,048
520	Offshore Logistics, Inc. (b)	19,708
880	Patina Oil & Gas Corp.	29,216
390	Petroleum Development Corp. (b)	16,037
1,160	Remington Oil & Gas Corp. (b)	33,582
610	Spinnaker Exploration Co. (b)	22,125
700	St. Mary Land & Exploration Co.	30,093
710	Stone Energy Corp. (b)	34,066
320	Swift Energy Co. (b)	9,709
690	TETRA Technologies, Inc. (b)	20,976
10,900	Transocean Sedco Forex, Inc. (b)	438,942
1,230	Unit Corp. (b)	48,733
170	Veritas DGC, Inc. (b)	3,978
240	World Fuel Services Corp.	9,888

		1,827,055

Oil - Integrated Companies (2.8%):
740	BP Prudhoe Bay Royalty Trust	36,778
8,400	Diamond Offshore Drilling	314,664
1,770	Dominion Resources Black Warrior Trust	68,145
18,100	Exxon Mobil Corp.	927,625
18,600	Occidental Petroleum Corp.	1,119,906

		2,467,118

Paper Products (0.5%):
5,700	Georgia - Pacific Corp.	208,676
580	Louisiana-Pacific Corp.	14,193
930	Schweitzer Mauduit International, Inc.	32,141
2,400	Temple Inland, Inc.	143,016
1,010	Wausau Paper Mills Co.	18,130

		416,156

Pharmaceuticals (3.3%):
4,700	Abbott Laboratories	197,212
510	Alpharma, Inc.	8,471
7,800	Amgen, Inc. (b)	468,312
340	Bradley Pharmaceuticals, Inc. (b)	6,018
3,000	Eli Lilly & Co.	159,990
2,700	Forest Laboratories Inc., Class A (b)	105,219
5,800	McKesson HBOC, Inc.	171,390
610	Medicis Pharmaceutical Corp., Class A	22,442
1,010	Mgi Pharma, Inc. (b)	27,260
1,230	NBTY, Inc. (b)	32,054
400	Noven Pharmaceuticals, Inc. (b)	7,312
740	PAREXEL International Corp. (b)	15,266
50,900	Pfizer, Inc.	1,413,493
960	Priority Healthcare Corp., Class B (b)	20,064
1,700	Stryker Corp.	74,783
3,000	Wyeth	119,610

		2,848,896

Printing & Publishing (0.1%):
600	Consolidated Graphics, Inc. (b)	28,380
670	Global Imaging Systems, Inc. (b)	25,071
400	Imagistics International, Inc. (b)	14,320
1,070	John H. Harland Co.	37,782
810	Thomas Nelson, Inc.	20,007

		125,560

Raw Materials (0.0%):
620	AMCOL International Corp.	12,524
870	Massey Energy Co.	30,554

		43,078

Recreational Products (0.2%):
660	Arctic Cat, Inc.	17,629
740	Handleman Co.	15,688
760	Jakks Pacific, Inc. (b)	14,151
730	K2, Inc. (b)	12,322
180	LeapFrog Enterprises, Inc. (b)	2,520
1,490	Monaco Coach Corp.	29,651
780	SCP Pool Corp.	24,593
820	Winnebago Industries, Inc.	31,103

		147,657

REITS (0.3%):
1,060	Annaly Mortgage Management, Inc.	20,988
1,830	Anworth Mortgage Asset Corp.	19,435
3,090	MFA Mortgage Investments, Inc.	28,243
210	Novastar Financial, Inc.	9,238
2,500	Public Storage, Inc.	133,449
1,850	RAIT Investment Trust	51,800

		263,153

Restaurants (0.2%):
500	CBRL Group, Inc.	20,385
790	CEC Entertainment, Inc. (b)	32,144
790	Jack In the Box, Inc. (b)	29,846
490	Landry’s Seafood Restaurants, Inc. (b)	14,480
630	Lone Star Steakhouse & Saloon, Inc.	17,004
250	P.F. Chang’s China Bistro, Inc. (b)	14,060
540	Panera Bread Corp. (b)	21,568
480	Papa John’s International, Inc. (b)	17,074
840	RARE Hospitality International, Inc. (b)	25,166
1,230	Ryan’s Restaurant Group, Inc. (b)	18,782

		210,509

Retail (3.2%):
420	Action Performance Companies, Inc.	4,532
1,300	Burlington Coat Factory Warehouse Corp.	30,303
860	Casey’s General Stores, Inc.	16,658
870	Cato Corp., Class A	23,212
670	Children’s Place Retail Stores, Inc. (b)	21,212
1,000	Christopher & Banks Corp.	19,730
410	Cost Plus, Inc. (b)	13,030
2,200	Costco Wholesale Corp.	106,920
820	Electronics Boutique Holdings Corp. (b)	31,939
870	Ethan Allen Interiors, Inc.	34,322
740	Finish Line, Inc., Class A	13,616
890	Fred’s, Inc.	15,424
1,200	Goody’s Family Clothing	11,688
330	Guitar Center, Inc. (b)	15,965
920	Gymboree Corp. (b)	10,847
750	Hancock Fabrics, Inc.	7,470
500	Hibbet Sporting Goods, Inc. (b)	12,385
6,200	Home Depot, Inc.	258,850
1,180	Insight Enterprises, Inc. (b)	23,871
460	J. Jill Group, Inc. (b)	7,944
11,400	J.C. Penney Co., Inc.	440,039
480	Jo-Ann Stores, Inc. (b)	13,210
630	Kirkland’s, Inc. (b)	6,048

820	La-Z-Boy, Inc.	12,587
930	Linens ‘n Things, Inc. (b)	23,101
400	Longs Drug Stores, Inc.	10,680
3,100	Lowe’s Cos., Inc.	171,523
670	Men’s Wearhouse, Inc. (b)	21,206
1,500	Movie Gallery, Inc.	26,145
860	Pep Boys-Manny, Moe & Jack, Inc.	13,545
390	Pier 1 Imports, Inc.	7,114
4,280	Sears, Roebuck & Co.	222,688
810	Select Comfort Corp. (b)	15,787
950	Shopko Stores, Inc. (b)	16,986
1,150	Stein Mart, Inc. (b)	19,125
950	Too, Inc. (b)	24,130
1,410	Urban Outfitters, Inc. (b)	59,925
18,300	Wal-Mart Stores, Inc.	952,697
1,050	Zale Corp. (b)	30,713

		2,767,167

Semiconductors (1.7%):
670	Actel Corp. (b)	11,497
500	Applied Industrial Technologies, Inc.	20,825
6,100	Applied Materials, Inc. (b)	101,503
540	ATMI, Inc. (b)	12,431
2,270	Axcelis Technologies, Inc. (b)	16,571
230	Brooks Automation, Inc. (b)	3,531
490	Coherent, Inc. (b)	14,156
700	Cohu, Inc.	11,732
540	Cymer, Inc. (b)	16,427
820	DSP Group, Inc. (b)	18,188
1,240	ESS Technology, Inc. (b)	8,742
770	Exar Corp. (b)	10,765
860	Helix Technology Corp.	12,960
47,300	Intel Corp.	1,057,154
1,150	Microsemi Corp. (b)	20,470
420	MKS Instruments, Inc. (b)	7,136
470	Mykrolis Corp. (b)	5,762
250	Photon Dynamics, Inc. (b)	5,513
510	Photronics, Inc. (b)	9,608
710	Power Integrations, Inc. (b)	14,008
310	Rudolph Technologies, Inc. (b)	4,960
930	Semitool, Inc. (b)	8,333
820	Silicon Storage Technology, Inc. (b)	5,707
2,160	Skyworks Solutions, Inc. (b)	21,449
770	Standard Microsystems Corp. (b)	18,927
500	Ultratech Stepper, Inc. (b)	8,615
850	Varian Semiconductor Equipment Associates, Inc. (b)	30,192

		1,477,162

Technology (0.5%):
4,300	Adobe Systems, Inc.	260,407
1,570	Aeroflex, Inc. (b)	19,233
250	Bei Technologies, Inc.	7,338
510	Dionex Corp. (b)	29,268
730	Inter-Tel, Inc.	20,674
540	Intergraph Corp. (b)	14,148
220	Invision Technologies, Inc. (b)	10,666
540	Kronos, Inc. (b)	27,292
400	Micros Systems, Inc. (b)	29,347
330	Wilson Greatbatch Technologies, Inc. (b)	6,617

		424,990

Telecommunications (2.4%):
580	Audiovox Corp. (b)	8,671
1,180	C-COR, Inc. (b)	10,561
150	Golden Telecom, Inc.	4,545
850	Harmonic, Inc. (b)	6,605
470	J2 Global Communications, Inc. (b)	16,380

16,800	Motorola, Inc.	323,568
1,400	NTL, Inc. (b)	97,412
2,400	QUALCOMM, Inc.	99,888
18,400	SBC Communications, Inc.	463,128
26,000	Sprint Corp. (FON Group)	593,059
940	Symmetricom, Inc. (b)	10,152
130	UTStarcom, Inc. (b)	2,540
11,600	Verizon Communications, Inc.	478,268
510	ViaSat, Inc. (b)	10,644

		2,125,421

Tobacco & Tobacco Products (0.3%):
4,900	Altria Group, Inc.	281,701
460	Universal Corp.	22,393

		304,094

Transportation & Shipping (1.3%):
1,210	Arkansas Best Corp.	52,175
890	EGL, Inc. (b)	30,029
550	Forward Air Corp. (b)	25,493
2,015	Heartland Express, Inc.	44,249
380	Kirby Corp. (b)	17,298
1,220	Knight Transportation, Inc. (b)	29,402
510	Landstar System, Inc. (b)	35,960
580	Overnite Corp.	20,497
6,700	Ryder System, Inc.	359,388
4,800	United Parcel Service Inc., Class B	403,919
880	USF Corp.	32,534
890	Yellow Roadway Corp. (b)	47,037

		1,097,981

Utilities - Electric (1.4%):
15,600	Edison International	497,640
6,000	Public Service Enterprise Group Inc.	263,940
8,000	TXU Corp.	502,560

		1,264,140

Utilities - Natural Gas (0.2%):
930	Energen Corp.	53,810
1,110	New Jersey Resources Corp.	48,285
780	NICOR, Inc.	28,782
680	Piedmont Natural Gas Co., Inc.	15,987
840	Southwestern Energy Co. (b)	46,116
710	WGL Holdings, Inc.	21,527

		214,507

Total Common Stocks (Cost $41,290,272)		50,172,432

Index (8.1%):
24,500	iShares MSCI EAFE Index Fund	3,804,359
77,828	iShares MSCI Japan Index Fund	802,407
33,651	iShares S&P Europe 350 Index Fund	2,483,444

Total Index (Cost $6,285,809)		7,090,210

Asset Backed Securities (b) (2.7%):
250,000	ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	240,000
37,489	ACLC Business Loan Receivables Trust, Series 1999-2, Class A2, 7.59%, 1/15/21	37,593
245,828	ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	245,221
199,790	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	201,464

250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	223,214
399,290	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	412,085
250,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	217,244
250,000	Franchise Finance Corporation of America Secured Lending Corp., Series 1999-1A, Class A1B, 6.94%, 9/18/25	238,300
553,163	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	552,837

Total Asset Backed Securities (Cost $2,294,879)		2,367,958

Collateralized Mortgage Obligations (8.4%):
270,885	Bank of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	272,280
273,705	Countrywide Home Loans, Series 2001-24, Class 1A13, 6.25%, 1/25/32	273,239
553,908	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	556,805
184,946	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	184,894
111,471	Fannie Mae, Series 1992-198, Class N, 7.50%, 9/25/22	113,447
253,359	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	260,317
158,010	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	159,720
106,209	Fannie Mae, Series 2001-49, Class DN, 6.00%, 11/25/15	106,400
138,269	Fannie Mae, Series 2002-57, Class BC, 5.50%, 6/25/15	139,459
184,850	Fannie Mae, Series 2002-73, Class PK, 4.50%, 9/25/23	185,620
390,821	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	394,892
332,988	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	331,683
260,000	Fannie Mae, Series 2003-8, Class QB, 4.50%, 12/25/12	262,167
178,515	Freddie Mac, Series 2644, Class AH, 3.50%, 9/15/10	178,580
236,552	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	231,969
660,905	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	693,084
200,000	Freddie Mac, Series 2702, Class GA, 6.00%, 2/15/32	204,382
31,481	Freddie Mac, Series 2163, Class PA, 6.25%, 1/15/28	31,546
175,753	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	179,426
330,028	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	342,210
51,424	Freddie Mac, Series 2481, Class M, 5.50%, 1/15/15	51,549
157,894	Freddie Mac, Series 2509, Class TC, 5.50%, 10/15/25	158,962
286,577	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	286,491

217,807	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	220,103
25,569	Government National Mortgage Assoc., 6.50%, 12/1/11, Pool #E20275	27,119
39,740	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	42,423
18,536	Government National Mortgage # Assoc., 6.00%, 2/20/26, Pool #2166	19,231
30,450	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	33,191
142,171	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	151,366
25,818	Government National Mortgage Assoc., Series 2001-7, Class PJ, 6.50%, 2/20/30	25,796
223,366	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	224,062
159,225	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	162,397
64,854	Structured Asset Securities Corporation, Series 2002-3, Class 1A1, 5.50%, 3/25/32	64,793
113,658	Structured Asset Securities Corporation, Series 2002-17, Class 1A3, 6.00%, 9/25/32	113,805
76,435	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	76,439
254,344	Washington Mutual MSC Mortgage, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	253,989
142,240	Washington Mutual, Series 2002-S2, Class 1A8, 6.50%, 3/25/32	142,866
244,005	Wells Fargo Mortgage Backed Securities Trust, Series 2001-30, Class A3, 6.00%, 12/25/31	244,933

Total Collateralized Mortgage Obligations (Cost $7,395,917)		7,401,635

Corporate Bonds (3.7%):
Aerospace & Defense (0.6%):
500,000	Boeing Capital Corp., 6.50%, 2/15/12	555,397

Banking (0.2%):
20,000	Bank of America Corp., 5.25%, 2/1/07	20,733
7,463	First Horizon Home Loan Corp., 5.50%, 4/1/06	7,642
150,000	Keycorp, 2.75%, 2/27/07	147,390

		175,765

Brokerage Services (0.4%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	204,032
125,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	125,971

		330,003

Financial - Leasing Company (0.7%):
600,000	International Lease Finance Corp., 5.32%, 12/9/07	623,917

Financial Services (1.1%):
200,000	General Motors Acceptance Corp., 6.63%, 10/15/05	205,230

70,000	Household Finance Corp., 5.20%, 3/15/05	70,367
70,000	Household Finance Corp., 5.75%, 4/15/05	70,595
20,000	Household Finance Corp., 6.05%, 6/15/06	20,478
110,000	Household Finance Corp., 6.70%, 9/15/09	116,093
100,000	Household Finance Corp., 7.40%, 8/15/22	103,557
250,000	J.P. Morgan Chase & Co., 6.25%, 12/15/05	258,108

		844,428

Retail Stores (0.3%):
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	294,896

Telecommunications (0.4%):
250,000	SBC Communications, Inc., 6.25%, 3/15/11	271,742
100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	107,356

		379,098

Utilities - Electric (0.0%):
5,000	Indianapolis Power & Light, 7.05%, 2/1/24	5,114

Total Corporate Bonds (Cost $3,083,622)		3,208,618

Taxable Municipal Bonds (0.6%):
Georgia (0.4%):
350,000	Cedartown Development Authority, Revenue, 7.00%, 2/1/22, Callable 2/1/07@102*, Insured by: AMBAC	367,042

Louisiana (0.2%):
170,000	Orleans Parish School Board, Revenue, Series A, 6.45%, 2/1/05, Insured by: FGIC	171,023

Total Taxable Municipal Bonds (Cost $520,000)		538,065

U.S. Government Agencies (8.2%):
Fannie Mae (1.8%):
200,000	2.27%, 11/17/05	198,889
100,000	3.50%, 6/17/09, Callable 6/17/05 @ 100*	100,428
500,000	4.00%, 11/10/11, Callable 2/10/05 @100*	498,145
250,000	5.00%, 11/28/14, Callable 2/28/05 @100*	250,827
500,000	5.00%, 5/27/16, Callable 5/27/05 @100*	502,650

		1,550,939

Federal Farm Credit Bank (1.1%):
1,000,000	4.48%, 6/10/13	977,458

Federal Home Loan Bank (4.2%):
500,000	2.00%, 6/24/05	498,532
250,000	2.25%, 9/29/05	248,993
250,000	2.49%, 12/29/05	248,873
300,000	3.00%, 5/15/06	299,810
250,000	2.50%, 6/21/07, Callable 12/21/04 @ 100*	249,978
300,000	2.25%, 9/24/07, Callable 3/24/05 @ 100*	299,540
325,000	3.65%, 1/24/08, Callable 1/24/05 @100*	324,586

475,000	3.75%, 8/15/08	475,406
250,000	3.50%, 12/29/09, Callable 12/29/04 @100*	250,055
400,000	4.00%, 12/9/11, Callable 3/09/05 @ 100*	399,246
166,667	4.75%, 4/30/14, Callable 1/30/05 @ 100*	166,851
300,000	4.00%, 11/18/14, Callable 2/18/05 @100*	296,398

		3,758,268

Freddie Mac (1.1%):
250,000	3.00%, 11/18/09, Callable 11/18/05 @100*	247,980
459,799	3.50%, 5/1/10	449,948
250,000	5.13%, 11/7/13, Callable 11/07/05 @ 100*	249,957

		947,885

Total U.S. Government Agencies (Cost $7,283,361)		7,234,550

U.S. Treasury Bonds (0.8%):
200,000	5.50%, 8/15/28	211,188
500,000	5.38%, 2/15/31	526,250

Total U.S. Treasury Bonds (Cost $726,406)		737,438

U.S. Treasury Notes (5.9%):
1,000,000	1.63%, 9/30/05	992,226
500,000	1.88%, 11/30/05	496,114
500,000	2.63%, 11/15/06	496,406
1,000,000	3.13%, 9/15/08	988,124
1,000,000	3.88%, 2/15/13	976,289
500,000	3.63%, 5/15/13	479,395
125,000	4.25%, 8/15/13	124,722
650,000	4.25%, 8/15/14	644,110

Total U.S. Treasury Notes (Cost $5,296,100)		5,197,386

Investments in Affiliates (4.4%):
Investment Companies (4.4%):
3,024,515	American Performance Institutional Cash Management Fund	3,024,514
817,172	American Performance U.S. Treasury Fund	817,172

Total Investments in Affiliates (Cost $3,841,686)		3,841,686

Total Investments (Cost $78,018,052) (a) - 100.0%		87,789,978
Liabilities in excess of other assets - 0.0%		(19,481)

NET ASSETS - 100.0%		$87,770,497

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by $20,097 for difference between book and tax amortization methods for premium and market discounts and by the amount of losses of $1,056,953. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$10,453,247
Unrealized depreciation	(1,758,371)
Net unrealized appreciation	$8,694,876

(b)	Represents non-income producing securities
(c)	Represents an illiquid security.

Issue Description	Acquisiton Date	Cost	Value Per Share	Percent of Fund
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/17/2003	229,688	$0.96	0.26%
ACLC Business Loan Receivables Trust, Series 1999-2, Class A2, 7.59%, 1/15/21	10/17/2003	37,489	$1.00	0.04%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	12/12/2003	242,755	$1.00	0.28%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/7/2003	202,500	$0.89	0.23%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/24/2003	185,805	$1.01	0.21%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/21/2003	397,793	$1.03	0.45%
Captec Franchise Trust, Series 2000-1, Class A2 8.16%, 6/15/13	10/15/2003	191,875	$0.87	0.22%
Franchise Finance Corporation of America Secured Lending Corp., Series 1999-1A, Class A1B, 6.94%, 9/18/25	10/15/2003	253,125	$0.95	0.29%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/29/2003	545,498	$1.00	0.62%

*	Represents next call date. Additional subsequent call dates and amounts also apply for the security.

AMBAC - American Municipal Bond Assurance Corporation

FGIC - Financial Guaranty Insurance Corporation

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Equity Fund
Schedule of Portfolio Investments	November 30, 2004
(Unaudited)

Shares	Security Description	Value
Common Stocks (99.3%):
Aerospace/Defense (1.4%):
7,200	Lockheed Martin Corp.	$438,048

Automotive Parts (1.1%):
2,700	Eaton Corp.	181,980
4,300	General Motors Corp.	165,937

		347,917

Banking (17.8%):
32,100	Bank of America Corp.	1,485,266
30,400	Citigroup, Inc.	1,360,400
22,500	J.P. Morgan Chase & Co.	847,125
14,200	U.S. Bancorp	420,746
15,100	Wachovia Corp.	781,425
11,900	Wells Fargo & Co.	735,063

		5,630,025

Broadcasting/Cable (1.6%):
17,500	Comcast Corp. (b)	518,875

Chemicals (2.1%):
2,500	Air Products & Chemical, Inc.	143,125
10,300	Dow Chemical Co.	519,841

		662,966

Computer Software & Services (2.3%):
3,600	Computer Associates International, Inc.	109,908
3,200	Computer Sciences Corp. (b)	173,120
6,800	Macfee, Inc (b)	196,520
11,750	Veritas Software Corp. (b)	257,325

		736,873

Computers & Peripherals (2.7%):
1,800	Apple Computer, Inc. (b)	120,690
18,900	EMC Corp. (b)	253,638
16,400	Hewlett-Packard Co.	328,000
9,000	Seagate Technology	134,820

		837,148

Construction (0.9%):
5,400	Centex Corp.	283,338

Consumer Products (0.8%):
3,900	Whirlpool Corp.	251,745

Diversified Manufacturing Operations (4.1%):
5,300	Ingersoll-Rand Co., Class A	394,426
4,000	Johnson Controls, Inc.	245,600
19,200	Tyco International, Ltd.	652,224

		1,292,250

Electronic Components/Instruments (0.4%):
5,500	Jabil Circuit, Inc. (b)	137,830

Entertainment (4.5%):
6,400	Harrah’s Entertainment, Inc.	392,960
31,100	Time Warner, Inc. (b)	550,781
13,600	Viacom, Inc., Class B	471,920

		1,415,661

Financial Services (10.7%):
10,900	Countrywide Credit Industries, Inc.	361,989

5,000	Goldman Sachs Group, Inc.	523,800
6,150	Legg Mason, Inc.	419,061
17,200	Merrill Lynch & Co.	958,212
18,200	Morgan Stanley Dean Witter & Co.	923,650
3,800	Prudential Financial, Inc.	186,010

		3,372,722

Health Care (0.7%):
1,900	Aetna, Inc.	225,169

Insurance (4.5%):
15,500	American International Group, Inc.	981,925
4,400	Anthem, Inc. (b)	445,852

		1,427,777

Machinery & Equipment (3.0%):
4,300	Caterpillar, Inc.	393,665
7,650	Deere & Co.	548,735

		942,400

Medical Equipment & Supplies (1.0%):
5,300	Johnson & Johnson	319,696

Metals (0.9%):
7,900	Alcoa, Inc.	268,442

Metals - Processing & Fabrication (0.6%):
3,500	United States Steel Corp.	183,260

Oil & Gas Exploration, Production and Services (6.6%):
7,000	Apache Corp.	378,420
6,300	Baker Hughes, Inc.	279,279
8,700	Burlington Resources, Inc.	403,767
1,300	ConocoPhillips	118,287
5,600	Devon Energy Corp.	231,952
4,200	Sunoco, Inc.	346,752
7,600	Transocean Sedco Forex, Inc. (b)	306,052

		2,064,509

Oil - Integrated Companies (7.9%):
10,500	ChevronTexaco Corp.	573,300
7,600	Diamond Offshore Drilling	284,696
31,600	Exxon Mobil Corp.	1,619,500

		2,477,496

Paper Products (1.2%):
9,100	International Paper Co.	377,832

Pharmaceuticals (1.8%):
4,700	Caremark Rx, Inc. (b)	168,072
5,300	McKesson HBOC, Inc.	156,615
13,600	Schering-Plough Corp.	242,760

		567,447

Raw Materials (0.9%):
2,900	Phelps Dodge Corp.	281,677

Restaurants (0.6%):
6,500	McDonald’s Corp.	199,810

Retail (4.8%):
3,500	Costco Wholesale Corp.	170,100
2,800	Federated Department Stores, Inc.	153,440
13,600	Home Depot, Inc.	567,800
6,700	Nordstrom, Inc.	293,125
6,100	Target Corp.	312,442

		1,496,907

Semiconductors (2.0%):
12,800	Intel Corp.	286,080
14,000	Texas Instruments, Inc.	338,520

		624,600

Technology (0.9%):
2,500	General Dynamics Corp.	270,900

Telecommunications (5.7%):
20,100	Motorola, Inc.	387,126

9,200	Nextel Communications, Inc., Class A (b)	261,832
10,100	SBC Communications, Inc.	254,217
18,200	Sprint Corp. (FON Group)	415,142
11,400	Verizon Communications, Inc.	470,022

		1,788,339

Tobacco & Tobacco Products (0.7%):
3,900	Altria Group, Inc.	224,211

Transportation & Shipping (1.6%):
7,950	Union Pacific Corp.	504,348

Utilities - Electric (2.3%):
5,800	Ameren Corp.	280,836
6,100	Pg & E Corp (b)	202,886
3,900	TXU Corp.	244,998

		728,720

Utilities - Telecommunications (1.2%):
4,400	Detroit Edison Co.	193,072
2,700	Florida Power & Light, Inc.	189,891

		382,963

Total Common Stocks (Cost $23,915,380)		31,281,901

Investments in Affiliates (0.5%):
Investment Companies (0.5%):
141,868	American Performance Institutional Cash Management Fund	141,868

Total Investments in Affiliates (Cost $141,868)		141,868

Total Investments (Cost $24,057,248) (a) - 99.8%		31,423,769
Other assets in excess of liabilities - 0.2%		60,081

NET ASSETS - 100.0%		$31,483,850

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses of $531,490. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$7,550,366
Unrealized depreciation	(715,336)
Net unrealized appreciation	$6,835,030

(b)	Represents non-income producing securities.

See notes to Schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Growth Equity Fund
Schedule of Portfolio Investments	November 30, 2004
(Unaudited)

Shares	Security Description	Value
Common Stocks (96.9%):
Automotive Parts (0.1%):
500	AutoZone, Inc. (b)	$42,800

Beverages (6.2%):
7,000	Anheuser Busch Co., Inc.	350,630
8,400	Coca-Cola Co.	330,204
4,200	Pepsi Bottling Group, Inc.	117,684
20,900	PepsiCo, Inc.	1,043,119

		1,841,637

Broadcasting/Cable (0.9%):
8,000	Clear Channel Communications, Inc.	269,440

Business Equipment & Services (0.9%):
4,600	Pitney Bowes, Inc.	201,342
1,400	Sealed Air Corp. (b)	71,974

		273,316

Chemicals (3.2%):
15,500	Dow Chemical Co.	782,285
4,000	International Flavors & Fragrance	162,000

		944,285

Commercial Services (1.6%):
3,500	Cendant Corp.	79,345
7,600	Paychex, Inc.	252,016
6,000	Robert Half International, Inc.	162,180

		493,541

Computer Software & Services (11.3%):
48,000	Compuware Corp. (b)	276,960
1,200	eBay, Inc. (b)	134,940
3,900	Mercury Interactive Corp. (b)	177,879
66,100	Microsoft Corp.	1,772,141
7,100	Network Appliance, Inc. (b)	214,136
60,300	Oracle Corp. (b)	763,398

		3,339,454

Computers & Peripherals (4.9%):
34,900	Cisco Systems, Inc. (b)	652,979
10,300	Dell Computer Corp. (b)	417,356
3,600	Lexmark International Group, Inc. (b)	305,640
3,700	SanDisk Corp. (b)	83,546

		1,459,521

Consumer Products (3.4%):
11,900	Colgate-Palmolive Co.	547,281
2,400	Fortune Brands, Inc.	188,352
2,400	Sherwin-Williams Co.	107,040
2,500	Whirlpool Corp.	161,375

		1,004,048

Diversified Manufacturing Operations (7.4%):
4,700	3M Co.	374,073
1,800	Avery Dennison Corp.	105,588
1,700	Cooper Industries, Ltd., Class A	112,727
2,000	Emerson Electric Co.	133,640
40,000	General Electric Co.	1,414,400
1,500	Nucor Corp.	79,350

		2,219,778

Education (1.0%):
3,800	Apollo Group, Inc. (b)	302,860

Electronic Components/Instruments (1.8%):
7,900	Agilent Technologies, Inc. (b)	180,831
2,500	Rockwell International Corp.	118,250
17,000	Sanmina Corp. (b)	150,110
16,200	Solectron Corp. (b)	101,250

		550,441

Financial Services (4.3%):
8,200	American Express Co.	456,822
1,800	Federated Investors, Inc.	52,956
3,600	Merrill Lynch & Co.	200,556
8,800	SLM Corp.	450,296
2,100	T Rowe Price Group, Inc.	124,236

		1,284,866

Food Products & Services (3.4%):
6,800	Campbell Soup Corp.	194,004
2,300	H.J. Heinz Co.	85,468
16,000	Sara Lee Corp.	375,680
10,700	Sysco Corp.	371,825

		1,026,977

Health Care (1.9%):
4,900	Express Scripts, Inc., Class A (b)	352,604
4,800	Medtronic, Inc.	230,640

		583,244

Insurance (3.2%):
2,200	Marsh & McLennan Cos., Inc.	62,898
5,000	St. Paul Cos., Inc.	182,400
8,700	UnitedHealth Group, Inc.	720,795

		966,093

Machinery & Equipment (3.3%):
450	Black & Decker Corp.	37,841
7,000	Caterpillar, Inc.	640,850
1,500	Deere & Co.	107,595
2,000	United Technologies Corp.	195,160

		981,446

Medical Equipment & Supplies (2.2%):
2,000	Biomet, Inc.	95,740
2,600	Boston Scientific Corp. (b)	90,506
3,800	Johnson & Johnson	229,216
3,000	Zimmer Holdings, Inc. (b)	244,800

		660,262

Office Equipment & Services (0.8%):
15,200	Xerox Corp. (b)	232,864

Oil & Gas Exploration, Production and Services (1.0%):
1,800	BJ Services Co.	91,206
3,000	Halliburton Co.	124,050
1,400	Schlumberger, Ltd.	91,882

		307,138

Paper Products (0.6%):
4,500	Georgia - Pacific Corp.	164,745

Pharmaceuticals (14.2%):
2,600	Allergan, Inc.	191,100
1,600	Bard (C.R.), Inc.	95,856
3,000	Baxter International, Inc.	94,950
1,800	Becton Dickinson & Co.	98,604
8,800	Cardinal Health, Inc.	460,064
10,400	Eli Lilly & Co.	554,632
3,000	Guidant Corp.	194,490
10,800	Merck & Co., Inc.	302,616
800	Millipore Corp. (b)	38,976
46,700	Pfizer, Inc.	1,296,858
2,400	St. Jude Medical Center, Inc. (b)	91,536
2,100	Stryker Corp.	92,379
17,900	Wyeth	713,673

		4,225,734

Raw Materials (0.6%):
1,000	Phelps Dodge Corp.	97,130
1,200	Sigma-Aldrich Corp.	71,676

		168,806

Restaurants (0.3%):
2,300	YUM! Brands, Inc.	104,420

Retail (5.7%):
3,100	Bed Bath & Beyond, Inc. (b)	123,777
1,000	Family Dollar Stores	29,300
4,400	Lowe’s Cos., Inc.	243,452
25,000	Wal-Mart Stores, Inc.	1,301,500

		1,698,029

Semiconductors (3.3%):
1,900	Broadcom Corp. (b)	61,788
26,700	Intel Corp.	596,745
1,400	KLA-Tencor Corp. (b)	63,084
11,000	Texas Instruments, Inc.	265,980

		987,597

Technology (2.2%):
4,000	Adobe Systems, Inc.	242,240
6,200	Analog Devices, Inc.	229,090
1,300	Electronic Arts, Inc. (b)	63,570
5,700	Parametric Technology Corp. (b)	33,345
2,200	Waters Corp. (b)	102,652

		670,897

Telecommunications (1.0%):
1,500	ALLTEL Corp.	85,035
7,500	Nextel Communications, Inc., Class A (b)	213,450

		298,485

Tobacco & Tobacco Products (4.3%):
22,600	Altria Group, Inc.	1,299,274

Transportation & Shipping (1.5%):
2,000	FedEx Corp.	190,060
3,000	United Parcel Service Inc., Class B	252,450

		442,510

Utilities - Electric (0.4%):
10,800	AES Corp. (b)	132,192

Total Common Stocks (Cost $23,479,410)		28,976,700

Investments in Affiliates (0.9%):
Investment Companies (0.9%):
278,192	American Performance Institutional Cash Management Fund	278,192

Total Investments in Affiliates (Cost $278,192)		278,192

Investment Companies (1.5%):
Index Fund-Large Cap (1.5%):
8,000	Ishares S&P 500/Barra Growth Index Fund	452,160

Total Investment Companies (Cost $453,280)		452,160

Total Investments (Cost $24,210,882) (a) - 99.3%		29,707,052
Other assets in excess of liabilities - 0.7%		223,540

NET ASSETS - 100.0%		$29,930,592

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses of $150,351. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,984,821
Unrealized depreciation	(639,002)
Net unrealized appreciation	$5,345,819

(b)	Represents non-income producing securities.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund
Schedule of Portfolio Investments	November 30, 2004

Shares	Security Description	Value
Common Stocks (94.7%):
Advertising (0.0%):
66	ADVO, Inc.	$2,317

Aerospace/Defense (2.1%):
720	Armor Holdings, Inc. (b)	31,082
1,280	Cubic Corp.	32,640
580	Curtiss-Wright Corp.	34,568
520	Esterline Technologies Corp. (b)	18,512
380	FEI Co. (b)	8,128
620	FLIR Systems, Inc. (b)	34,937
550	Littlefuse, Inc. (b)	21,461
800	Moog, Inc. (b)	33,616
1,310	Teledyne Technologies, Inc. (b)	38,908

		253,852

Airlines (0.3%):
950	Mesa Air Group, Inc. (b)	6,669
1,710	SkyWest, Inc.	32,541

		39,210

Apparel / Footwear (2.3%):
710	Brown Shoe Co., Inc.	20,249
840	Genesco, Inc. (b)	24,847
1,390	Hot Topic, Inc. (b)	22,754
1,540	K-Swiss, Inc., Class S	41,721
920	Kellwood Co.	32,025
250	Oxford Industries, Inc.	10,200
809	Quiksilver, Inc. (b)	23,987
850	Russell Corp.	15,589
910	Steven Madden, Ltd. (b)	17,163
2,440	Stride Rite Corp.	26,864
150	Timberland Co. (b)	9,500
1,230	Wolverine World Wide, Inc.	36,839

		281,738

Automotive Parts (1.7%):
970	A.O. Smith Corp.	29,149
920	American Axle & Manufacturing Holdings, Inc.	26,827
787	CLARCOR, Inc.	41,333
780	Group 1 Automotive, Inc. (b)	23,018
1,000	Oshkosh Truck Corp.	62,820
400	Strattec Security Corp. (b)	25,200

		208,347

Banking (7.5%):
1,900	BancorpSouth, Inc.	47,234
710	Bank of the Ozarks, Inc.	25,312
600	Capital Crossing Bank (b)	16,026
1,448	Chittenden Corp.	42,687
1,010	Columbia Banking System, Inc.	25,644
760	Corus Bankshares, Inc.	36,989
1,850	Dime Community Bancshares, Inc.	33,948
460	Downey Financial Corp.	26,560
1,090	East West Bancorp, Inc.	45,202
1,210	First Niagara Financial Group, Inc.	17,472
920	Hancock Holding Co.	31,280
2,010	Hudson United Bancorp	81,706
660	Independence Community Bank Corp.	28,037

740	Irwin Financial Corp.	19,691
1,420	Mid-State Bancshares	42,373
1,240	NewAlliance Bancshares, Inc.	18,637
1,320	Prosperity Bancshares, Inc.	37,435
1,480	Southwest Bancorp of Texas	36,201
690	Sterling Bancshares, Inc.	10,060
1,470	Suffolk Bancorp	48,775
4,540	TrustCo Bank Corp.	64,014
700	UCBH Holdings, Inc.	31,738
1,260	UMB Financial Corp.	70,573
1,830	Umpqua Holdings Corp.	46,793
560	Wilshire Bancorp, Inc. (b)	18,250
95	Wintrust Financial Corp.	5,685

		908,322

Broadcasting/Cable (0.5%):
820	4Kids Entertainment, Inc. (b)	16,753
1,600	Cox Radio (b)	25,440
800	Fox Entertainment Group, Inc. (b)	23,520

		65,713

Building Materials (2.2%):
1,500	ABM Industries, Inc.	32,925
1,950	Building Materials Holding Corp.	71,078
510	Florida Rock Industries, Inc.	28,713
400	Genlyte Group, Inc. (b)	32,068
187	Griffon Corp. (b)	4,690
508	Hughes Supply, Inc.	16,703
1,920	Simpson Manufacturing Co., Inc.	64,512
570	USG Corp. (b)	18,650

		269,339

Business Equipment & Services (3.2%):
820	Administaff, Inc. (b)	12,218
640	CDI Corp.	12,365
68	Checkpoint Systems, Inc. (b)	1,255
750	Convergys Corp. (b)	11,153
1,080	Digital Insight Corp. (b)	17,631
1,280	EPIQ Systems, Inc. (b)	19,187
440	FTI Consulting, Inc. (b)	8,875
880	Global Payments, Inc.	48,541
1,210	iPass, Inc. (b)	7,853
880	Labor Ready, Inc. (b)	13,974
480	LECG Corp. (b)	9,384
990	MAXIMUS, Inc. (b)	31,017
410	NDCHealth Corp.	7,741
1,550	OCA, Inc. (b)	8,866
570	SOURCECORP, Inc. (b)	9,479
890	Spherion Corp. (b)	7,013
520	StarTek, Inc.	14,955
1,690	Tetra Tech, Inc. (b)	25,756
1,370	United Stationers, Inc. (b)	65,595
8	Viad Corp.	192
550	Volt Information Sciences, Inc. (b)	16,775
1,600	Watson Wyatt & Co. Holdings	42,656

		392,481

Chemicals (1.0%):
1,280	Fuller (H. B.) Co.	36,633
440	Georgia Gulf Corp.	25,335
580	Lubrizol Corp.	20,039
1,230	Schulman, Inc.	26,384
640	SurModics, Inc. (b)	19,264

		127,655

Commercial Services (0.5%):
1,035	Aaron Rents, Inc.	25,110
540	NCO Group, Inc. (b)	13,559
500	Vertrue, Inc. (b)	17,350

		56,019

Computer Software & Services (5.1%):
800	Activision, Inc (b)	12,576
900	ANSYS, Inc. (b)	27,621
810	Brady Corp.	49,490
780	CACI International, Inc., Class A (b)	48,460
800	Carreker-Antinori Corp. (b)	6,752
550	Catapult Communications Corp. (b)	14,927
960	CIBER, Inc. (b)	8,957
604	Cognex Corp.	15,583
1,380	Dendrite International, Inc. (b)	23,557
760	FactSet Research Systems, Inc.	39,254
1,010	FileNET Corp. (b)	27,078
770	FindWhat.com (b)	14,846
930	Hyperion Solutions Corp. (b)	41,672
1,100	Internet Security Systems, Inc. (b)	26,631
550	JDA Software Group, Inc. (b)	7,216
820	Manhattan Associates, Inc. (b)	19,926
1,040	Mantech International Corp. (b)	24,898
430	MRO Software, Inc (b)	5,526
1,490	Pinnacle Systems, Inc. (b)	7,778
1,710	Progress Software Corp. (b)	38,817
860	Serena Software, Inc. (b)	17,931
700	Sybase, Inc. (b)	12,061
865	Take-Two Interactive Software, Inc. (b)	30,232
1,270	THQ, Inc. (b)	27,254
970	Verity, Inc. (b)	13,299
1,000	WebEx Communications, Inc. (b)	23,740
610	Websense, Inc. (b)	29,317

		615,399

Computers & Peripherals (1.4%):
700	Anixter International, Inc.	26,411
453	Avid Technology, Inc. (b)	25,853
710	Black Box Corp.	30,302
570	Hutchinson Technology, Inc. (b)	18,679
930	Komag, Inc. (b)	15,578
700	Mercury Computer Systems, Inc. (b)	22,050
186	Paxar Corp. (b)	4,306
700	Planar Systems, Inc. (b)	7,462
310	ScanSource, Inc. (b)	20,057

		170,698

Construction (1.0%):
248	EMCOR Group, Inc. (b)	11,463
580	M/I Homes, Inc.	26,222
440	MDC Holdings, Inc.	33,308
50	NVR, Inc. (b)	34,545
430	URS Corp. (b)	12,917

		118,455

Consumer Products (1.6%):
7,700	A.T. Cross Co., Class A (b)	36,652
1,200	Delta & Pine Land Co.	32,040
1,880	Fossil, Inc. (b)	50,854
1,130	Nautilus Group, Inc.	24,623
1,070	Russ Berrie & Company, Inc.	24,332
480	Stanley Furniture Co., Inc.	22,080

		190,581

Diversified Manufacturing Operations (2.5%):
910	Albany International Corp.	30,440
920	AptarGroup, Inc.	48,345
740	Briggs & Stratton Corp.	29,023
350	Carbo Ceramics, Inc.	27,195
550	Cuno, Inc. (b)	36,041
250	Hillenbrand Industry, Inc.	13,750
330	Ionics, Inc. (b)	14,259
1,550	Lennox International, Inc.	27,885
280	Nucor Corp.	14,812

1,270	Tredegar Corp.	23,660
628	Watts Industries, Inc., Class A	19,236
320	Woodward Governor Co.	23,312

		307,958

Electronic Components/Instruments (2.7%):
46	Acuity Brands, Inc.	1,354
2,240	Adaptec, Inc. (b)	17,472
540	Advanced Energy Industries, Inc. (b)	4,617
450	Analogic Corp.	20,394
400	Bel Fuse, Inc.	13,692
700	Belden Cdt, Inc.	16,233
774	Benchmark Electronics, Inc. (b)	27,129
820	C&D Technologies, Inc.	14,211
870	CTS Corp.	11,623
540	Daktronics, Inc. (b)	13,997
870	Electro Scientific Industries, Inc. (b)	16,895
790	Itron, Inc. (b)	17,104
430	Keithley Instruments, Inc.	8,136
700	Measurement Specialties, Inc. (b)	17,857
1,280	Methode Electronics, Inc., Class A	16,896
550	Omnivision Technologies, Inc. (b)	9,812
525	Park Electrochemical Corp.	11,072
520	Rogers Corp. (b)	24,674
1,940	SBS Technologies, Inc. (b)	25,336
1,150	Trimble Navigation Ltd. (b)	36,305
740	Vicor Corp.	8,044

		332,853

Entertainment (0.9%):
360	Aztar Corp. (b)	12,175
1,160	Polaris Industries, Inc.	76,444
550	Shuffle Master, Inc. (b)	25,317

		113,936

Financial Services (2.2%):
760	A.G. Edwards, Inc.	29,716
1,250	Alliance Capital Management Holding LP	49,549
1,320	ASTA Funding, Inc.	28,987
289	Coinstar, Inc. (b)	7,520
1,330	CompuCredit Corp. (b)	31,880
1,690	eFunds Corp. (b)	40,256
960	Friedman, Billings, Ramsey Group, Inc.	18,355
935	Investment Technology Group, Inc. (b)	15,671
200	iStar Financial, Inc.	8,780
1,180	Janus Capital Group, Inc.	19,529
166	Piper Jaffray Companies, Inc. (b)	7,638
610	World Acceptance Corp. (b)	15,732

		273,613

Food Products & Services (2.3%):
420	Cal-Maine Foods, Inc.	5,556
690	Corn Products International, Inc.	37,550
1,480	Flowers Foods, Inc.	45,184
1,170	Hain Celestial Group, Inc. (b)	22,733
690	J & J Snack Foods, Inc. (b)	32,389
410	John B. Sanfilippo & Son, Inc. (b)	9,102
1,570	Nature’s Sunshine Products, Inc.	26,282
860	Performance Food Group Co. (b)	22,566
630	Ralcorp Holdings, Inc.	25,956
900	Sanderson Farms, Inc.	33,525
870	United Natural Foods, Inc. (b)	24,473

		285,316

Health Care (3.6%):
970	Accredo Health, Inc. (b)	26,258

810	American Healthways, Inc. (b)	27,014
850	AMERIGROUP Corp. (b)	58,649
580	Amsurg Corp. (b)	14,912
420	Arthrocare Corp. (b)	12,713
740	Centene Corp. (b)	39,590
650	Cross Country Healthcare, Inc. (b)	11,538
750	First Health Group Corp. (b)	13,365
550	Health Net, Inc. (b)	14,971
1,010	Hooper Holmes, Inc.	5,303
360	Humana, Inc. (b)	8,935
820	IDEXX Laboratories, Inc. (b)	42,312
1,070	Odyssey Healthcare, Inc. (b)	14,285
280	PacifiCare Health Systems, Inc. (b)	13,552
690	Pediatrix Medical Group, Inc. (b)	42,986
500	RehabCare Group, Inc. (b)	13,160
650	Sierra Health Services, Inc. (b)	36,160
520	Sunrise Senior Living, Inc. (b)	22,334
340	United Surgical Partners International, Inc. (b)	13,420
270	Wellchoice, Inc. (b)	13,227

		444,684

Home Builders (1.1%):
150	Beazer Homes USA, Inc.	18,600
550	Meritage Corp. (b)	51,480
270	Ryland Group, Inc.	27,365
710	Standard Pacific Corp.	39,767

		137,212

Insurance (4.7%):
560	Conseco, Inc. (b)	10,634
833	Delphi Financial Group, Inc.	38,701
1,460	First American Corp.	48,107
2,040	Fremont General Corp.	48,552
800	Hilb, Rogal & Hamilton Co.	27,752
1,440	LandAmerica Financial Group, Inc.	76,895
470	National Western Life Insurance Co., Class A (b)	76,229
720	Philadelphia Consolidated Holding Corp. (b)	49,140
930	ProAssurance Corp. (b)	36,317
1,010	Selective Insurance Group, Inc.	45,238
1,270	Stewart Information Services Corp.	55,436
1,090	UICI	36,406
271	Zenith National Insurance Corp.	12,458

		561,865

Lumber (0.3%):
720	Universal Forest Products, Inc.	31,075

Machinery & Equipment (2.5%):
660	Engineered Support Systems, Inc.	36,300
550	Gardner Denver, Inc. (b)	18,920
619	IDEX Corp.	24,760
700	JLG Industries, Inc.	12,180
720	Lone Star Technologies, Inc. (b)	22,608
310	Roper Industries, Inc.	19,081
700	Stewart & Stevenson Services, Inc.	14,000
1,032	Timken Co.	26,832
620	Toro Co.	44,950
890	Tractor Supply Co. (b)	28,231
490	W.W. Grainger, Inc.	30,311
970	Watsco, Inc.	32,078

		310,251

Medical - Biotechnology (1.0%):
890	Biolase Technology, Inc.	8,046
430	Biosite, Inc. (b)	23,947
745	Enzo Biochem, Inc. (b)	14,341

1,390	Pharmaceutical Product Development, Inc. (b)	58,532
640	Techne Corp. (b)	23,776

		128,642

Medical Equipment & Supplies (4.2%):
310	Advanced Medical Optics, Inc. (b)	12,890
790	American Medical Systems Holdings, Inc. (b)	30,146
690	Cerner Corp. (b)	36,377
700	CONMED Corp. (b)	20,279
600	Cooper Companies, Inc.	41,718
450	Cyberonics, Inc. (b)	8,357
480	Datascope Corp.	19,243
880	Diagnostic Products Corp.	42,591
209	Haemonetics Corp. (b)	7,294
380	Hologic, Inc. (b)	9,496
490	ICU Medical, Inc. (b)	12,226
440	Immucor, Inc. (b)	14,146
370	Integra Lifesciences Holdings Corp. (b)	12,576
495	Intermagnetics General Corp. (b)	14,588
720	Invacare Corp.	36,367
49	Mentor Corp.	1,512
770	Merit Medical Systems, Inc. (b)	8,747
790	Owens & Minor, Inc.	21,923
950	PolyMedica Corp.	33,773
450	ResMed, Inc. (b)	22,527
680	Respironics, Inc. (b)	37,658
540	Sola International, Inc. (b)	11,664
520	Sybron Dental Specialties, Inc. (b)	17,857
1,140	Viasys Healthcare, Inc. (b)	21,227
620	Vital Signs, Inc.	23,194

		518,376

Metals - Processing & Fabrication (3.8%):
500	Carpenter Technology Corp.	29,225
725	Century Aluminum Co. (b)	18,575
380	Cleveland Cliffs, Inc.	36,822
1,039	Commercial Metals Co.	47,108
840	Encore Wire Corp. (b)	11,319
874	Maverick Tube Corp. (b)	27,706
490	Metal Management, Inc. (b)	12,877
1,120	Mueller Industries, Inc.	34,418
910	Quanex Corp.	53,690
920	Reliance Steel & Aluminum Co.	36,717
850	Ryerson Tull, Inc.	13,753
390	Schnitzer Steel Industries, Inc.	14,715
1,210	Shaw Group, Inc. (b)	17,823
1,600	Steel Dynamics, Inc.	64,848
740	Steel Technologies, Inc.	21,667
750	Wheeling-Pittsburgh Corp. (b)	27,435

		468,698

Oil & Gas Exploration, Production and Services (3.9%):
440	Cabot Oil & Gas Corp.	21,287
500	Cal Dive International, Inc. (b)	21,530
920	Cimarex Energy Co. (b)	36,966
227	Frontier Oil Corp.	6,050
1,110	Gulf Island Fabrication, Inc.	23,610
760	Headwaters, Inc. (b)	24,343
10	Houston Exploration Co. (b)	599
520	Hydril Co. (b)	24,393
710	Input/Output, Inc. (b)	6,227
570	Oceaneering International, Inc. (b)	21,888
535	Offshore Logistics, Inc. (b)	20,277
1,170	Patina Oil & Gas Corp.	38,843
370	Petroleum Development Corp. (b)	15,214
881	Remington Oil & Gas Corp. (b)	25,505
810	Spinnaker Exploration Co. (b)	29,379

890	St. Mary Land & Exploration Co.	38,261
910	Stone Energy Corp. (b)	43,661
420	Swift Energy Co. (b)	12,743
530	TETRA Technologies, Inc. (b)	16,112
902	Unit Corp. (b)	35,737
270	Veritas DGC, Inc. (b)	6,318
340	World Fuel Services Corp.	14,008

		482,951

Oil - Integrated Companies (1.1%):
940	BP Prudhoe Bay Royalty Trust	46,718
2,260	Dominion Resources Black Warrior Trust	87,010

		133,728

Paper Products (0.6%):
780	Louisiana-Pacific Corp.	19,087
910	Schweitzer Mauduit International, Inc.	31,449
1,310	Wausau Paper Mills Co.	23,515

		74,051

Pharmaceuticals (1.3%):
610	Alpharma, Inc.	10,132
440	Bradley Pharmaceuticals, Inc. (b)	7,788
410	Medicis Pharmaceutical Corp., Class A	15,084
1,310	Mgi Pharma, Inc. (b)	35,357
1,620	NBTY, Inc. (b)	42,217
500	Noven Pharmaceuticals, Inc. (b)	9,140
930	PAREXEL International Corp. (b)	19,186
1,250	Priority Healthcare Corp., Class B (b)	26,125

		165,029

Printing & Publishing (1.1%):
800	Consolidated Graphics, Inc. (b)	37,840
860	Global Imaging Systems, Inc. (b)	32,181
126	Imagistics International, Inc. (b)	4,511
920	John H. Harland Co.	32,485
1,110	Thomas Nelson, Inc.	27,417

		134,434

Raw Materials (1.3%):
810	AMCOL International Corp.	16,362
1,160	Massey Energy Co.	40,739
10,000	Wellman, Inc.	102,900

		160,001

Recreational Products (1.5%):
850	Arctic Cat, Inc.	22,704
930	Handleman Co.	19,716
950	Jakks Pacific, Inc. (b)	17,689
930	K2, Inc. (b)	15,698
1,890	Monaco Coach Corp.	37,611
1,080	SCP Pool Corp.	34,052
1,020	Winnebago Industries, Inc.	38,689

		186,159

REITS (2.6%):
400	Agree Realty Corp	12,040
600	American Land Lease, Inc	12,810
2,060	Annaly Mortgage Management, Inc.	40,788
1,100	Anthracite Capital, Inc	13,112
3,520	Anworth Mortgage Asset Corp.	37,382
500	Brt Realty Trust	11,650
1,100	Capital Lease Funding, Inc	13,915
1,000	Capstead Mortgage Corp	10,960
400	Correctional Properties Trust	11,372
800	Luminent Mortgage Capital, Inc	10,040
5,370	MFA Mortgage Investments, Inc.	49,082
800	Mortgageit Holdings, Inc (b)	13,680

100	New York Mortgage Trust, Inc	957
310	Novastar Financial, Inc.	13,637
600	One Liberty Properties, Inc	11,544
100	PMC Commercial Trust	1,515
1,685	RAIT Investment Trust	47,180
400	Universal Health Realty Income Trust	13,092

		324,756

Restaurants (1.8%):
600	CBRL Group, Inc.	24,462
628	CEC Entertainment, Inc. (b)	25,553
980	Jack In the Box, Inc. (b)	37,024
56	Landry’s Seafood Restaurants, Inc. (b)	1,655
830	Lone Star Steakhouse & Saloon, Inc.	22,402
350	P.F. Chang’s China Bistro, Inc. (b)	19,684
740	Panera Bread Corp. (b)	29,556
580	Papa John’s International, Inc. (b)	20,631
558	RARE Hospitality International, Inc. (b)	16,718
1,620	Ryan’s Restaurant Group, Inc. (b)	24,737

		222,422

Retail (6.3%):
520	Action Performance Companies, Inc.	5,611
1,690	Burlington Coat Factory Warehouse Corp.	39,393
1,050	Casey’s General Stores, Inc.	20,339
1,160	Cato Corp., Class A	30,949
860	Children’s Place Retail Stores, Inc. (b)	27,228
1,300	Christopher & Banks Corp.	25,649
510	Cost Plus, Inc. (b)	16,208
1,020	Electronics Boutique Holdings Corp. (b)	39,728
1,070	Ethan Allen Interiors, Inc.	42,211
940	Finish Line, Inc., Class A	17,296
1,080	Fred’s, Inc.	18,716
1,600	Goody’s Family Clothing	15,584
430	Guitar Center, Inc. (b)	20,803
1,210	Gymboree Corp. (b)	14,266
950	Hancock Fabrics, Inc.	9,462
700	Hibbet Sporting Goods, Inc. (b)	17,339
1,480	Insight Enterprises, Inc. (b)	29,940
560	J. Jill Group, Inc. (b)	9,671
580	Jo-Ann Stores, Inc. (b)	15,962
820	Kirkland’s, Inc. (b)	7,872
111	La-Z-Boy, Inc.	1,704
1,220	Linens ‘n Things, Inc. (b)	30,305
500	Longs Drug Stores, Inc.	13,350
266	Men’s Wearhouse, Inc. (b)	8,419
1,990	Movie Gallery, Inc.	34,686
1,050	Pep Boys-Manny, Moe & Jack, Inc.	16,538
490	Pier 1 Imports, Inc.	8,938
480	Sears, Roebuck & Co.	24,974
1,010	Select Comfort Corp. (b)	19,685
367	Shopko Stores, Inc. (b)	6,562
1,550	Stein Mart, Inc. (b)	25,777
1,250	Too, Inc. (b)	31,750
1,800	Urban Outfitters, Inc. (b)	76,499
1,340	Zale Corp. (b)	39,195

		762,609

Semiconductors (3.3%):
870	Actel Corp. (b)	14,929
700	Applied Industrial Technologies, Inc.	29,155

640	ATMI, Inc. (b)	14,733
2,860	Axcelis Technologies, Inc. (b)	20,878
330	Brooks Automation, Inc. (b)	5,066
590	Coherent, Inc. (b)	17,045
890	Cohu, Inc.	14,916
740	Cymer, Inc. (b)	22,511
1,120	DSP Group, Inc. (b)	24,842
1,630	ESS Technology, Inc. (b)	11,492
960	Exar Corp. (b)	13,421
1,060	Helix Technology Corp.	15,974
1,550	Microsemi Corp. (b)	27,590
510	MKS Instruments, Inc. (b)	8,665
670	Mykrolis Corp. (b)	8,214
150	Photon Dynamics, Inc. (b)	3,308
610	Photronics, Inc. (b)	11,492
910	Power Integrations, Inc. (b)	17,954
410	Rudolph Technologies, Inc. (b)	6,560
1,220	Semitool, Inc. (b)	10,931
1,020	Silicon Storage Technology, Inc. (b)	7,099
2,760	Skyworks Solutions, Inc. (b)	27,407
960	Standard Microsystems Corp. (b)	23,597
700	Ultratech Stepper, Inc. (b)	12,061
1,140	Varian Semiconductor Equipment Associates, Inc. (b)	40,492

		410,332

Technology (1.7%):
1,960	Aeroflex, Inc. (b)	24,010
340	Bei Technologies, Inc.	9,979
610	Dionex Corp. (b)	35,008
930	Inter-Tel, Inc.	26,338
640	Intergraph Corp. (b)	16,768
320	Invision Technologies, Inc. (b)	15,514
740	Kronos, Inc. (b)	37,399
500	Micros Systems, Inc. (b)	36,684
430	Wilson Greatbatch Technologies, Inc. (b)	8,622

		210,322

Telecommunications (0.8%):
780	Audiovox Corp. (b)	11,661
1,470	C-COR, Inc. (b)	13,157
250	Golden Telecom, Inc.	7,575
1,050	Harmonic, Inc. (b)	8,159
670	J2 Global Communications, Inc. (b)	23,349
1,230	Symmetricom, Inc. (b)	13,283
230	UTStarcom, Inc. (b)	4,494
610	ViaSat, Inc. (b)	12,731

		94,409

Tobacco & Tobacco Products (0.2%):
560	Universal Corp.	27,261

Transportation & Shipping (2.9%):
1,092	Arkansas Best Corp.	47,087
1,020	EGL, Inc. (b)	34,415
331	Forward Air Corp. (b)	15,342
2,415	Heartland Express, Inc.	53,033
115	Kirby Corp. (b)	5,235
1,270	Knight Transportation, Inc. (b)	30,607
610	Landstar System, Inc. (b)	43,011
780	Overnite Corp.	27,565
1,070	USF Corp.	39,558
1,090	Yellow Roadway Corp. (b)	57,607

		353,460

Utilities - Natural Gas (2.1%):
1,230	Energen Corp.	71,168
1,400	New Jersey Resources Corp.	60,900
980	NICOR, Inc.	36,162

860	Piedmont Natural Gas Co., Inc.	20,219
830	Southwestern Energy Co. (b)	45,567
910	WGL Holdings, Inc.	27,591

		261,607

Total Common Stocks (Cost $9,520,136)		11,618,136

Index (2.1%):
2,000	I Shares Trust Russell 2000	253,380

Total Index (Cost $251,600)		253,380

Investments in Affiliates (3.2%):
Investment Companies (3.2%):
394,687	American Performance Institutional Cash Management Fund	394,687

Total Investments in Affiliates (Cost $394,687)		394,687

Total Investments (Cost $10,166,423) (a) - 100.0%		12,266,203
Other assets in excess of liabilities - 0.0%		3,422

NET ASSETS - 100.0%		$12,269,625

(a)	Represents cost for financial reporting purposes and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,242,158
Unrealized depreciation	(142,378)
Net unrealized appreciation	$2,099,780

(b)	Represents non-income producing securities.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Notes to Schedule of Portfolio Investments

November 30, 2004

(Unaudited)

Securities Valuation:

The U.S. Treasury Fund, the Institutional U.S. Treasury Fund, the Cash Management Fund, and the Institutional Cash Management Fund (“the Money Market Funds”) have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the Equity Fund, the Growth Equity Fund, and the Small Cap Equity Fund (“the Variable Net Asset Value Funds”) investments in securities, the principal market for which is a securities exchange are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.

With regard to each of the above-mentioned Funds’ securities the principal market for which is not a securities exchange are valued of their latest bid quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their market value as determined pursuant to these valuation procedures established by and under the general supervision of the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates market value. Repurchase agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual fund investments will be valued at their market values based upon the latest available sale price.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

Security Transactions and Related Income:

Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-issued Basis and Delayed Delivery Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to

AMERICAN PERFORMANCE FUNDS

Notes to Schedule of Portfolio Investments

November 30, 2004

(Unaudited)

commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date.

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Performance Funds

By (Signature and Title)*	/s/ TRENT STATCZAR
Trent Statczar
Treasurer

Date January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ TRENT STATCZAR
Trent Statczar
Treasurer

Date January 31, 2005

By (Signature and Title)*	/s/ WALTER B. GRIMM
Walter B. Grimm
President

Date January 31, 2005

*	Print the name and title of each signing officer under his or her signature.